UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Lifetime Conservative Funds
(Institutional Class, Investor Class and Service Class)
Annual Report
December 31, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West Lifetime Conservative 2015 Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while –

a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the twelve-month period ended December 31, 2019, the Great-West Lifetime Conservative 2015 Fund (Institutional Class shares) returned 12.38%, relative to a 13.49% return for the Morningstar Lifetime Conservative 2015 Index and a 26.60% return for the MSCI ACWI Index.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

25,000
20,000
15,000
10,000
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/21/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
Fund (Investor Class)
Morningstar Lifetime Conservative 2015 Index
MSCI ACWI Index

Year	Fund (Investor Class)	Morningstar Lifetime Conservative 2015 Index	MSCI ACWI Index
	10,000.00	10,000.00	10,000.00
2010	11,067.77	11,100.00	11,266.97
2011	11,319.01	11,671.65	10,439.20
2012	12,536.93	12,821.31	12,122.96
2013	13,325.06	13,474.18	14,887.21
2014	14,067.26	14,166.53	15,506.57
2015	13,882.99	13,938.10	15,140.01
2016	14,802.04	14,776.86	16,330.66
2017	16,042.45	16,101.28	20,245.46
2018	15,556.36	15,716.13	18,339.23
2019	17,418.46	17,836.57	23,216.98

Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	12.38%	N/A	4.62%
Investor Class	11.97%	4.37%	5.71%
Service Class	11.91%	4.28%	5.61%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	58.31%
Fixed Interest Contract	13.85
Large Cap Equity	10.70
International Equity	7.36
Mid Cap Equity	4.40
Real Estate Equity	3.42
Small Cap Equity	1.96
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,036.20	$2.18
Hypothetical (5% return before expenses)	$1,000.00	$1,023.30	$2.17
Investor Class
Actual	$1,000.00	$1,033.90	$3.99
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.97
Service Class
Actual	$1,000.00	$1,033.50	$4.51
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.48
* Expenses are equal to the Fund's annualized expense ratio of 0.42% for the Institutional Class shares, 0.77% for the Investor Class shares, and 0.87% for the Service Class shares multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.35%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2020 Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while –

a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the twelve-month period ended December 31, 2019, the Great-West Lifetime Conservative 2020 Fund (Institutional Class shares) returned 13.45%, relative to a 14.89% return for the Morningstar Lifetime Conservative 2020 Index and a 26.60% return for the MSCI ACWI Index.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Since Inception(a)
Institutional Class	13.45%	N/A	6.42%
Investor Class	13.09%	N/A	6.03%
Service Class	13.00%	N/A	5.90%
(a) Institutional Class, Investor Class, and Service Class inception date was April 28, 2016.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	56.29%
Large Cap Equity	12.22
Fixed Interest Contract	11.48
International Equity	9.06
Mid Cap Equity	4.99
Real Estate Equity	3.55
Small Cap Equity	2.41
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,039.90	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,023.20	$2.27
Investor Class
Actual	$1,000.00	$1,037.20	$4.10
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$4.07
Service Class
Actual	$1,000.00	$1,037.00	$4.62
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.58
* Expenses are equal to the Fund's annualized expense ratio of 0.44% for the Institutional Class shares, 0.79% for the Investor Class shares, and 0.89% for the Service Class shares multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.36%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2025 Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while –

a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the twelve-month period ended December 31, 2019, the Great-West Lifetime Conservative 2025 Fund (Institutional Class shares) returned 14.67%, relative to a 16.30% return for the Morningstar Lifetime Conservative 2025 Index and a 26.60% return for the MSCI ACWI Index.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

25,000
20,000
15,000
10,000
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/21/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
Fund (Investor Class)
Morningstar Lifetime Conservative 2025 Index
MSCI ACWI Index

Year	Fund (Investor Class)	Morningstar Lifetime Conservative 2025 Index	MSCI ACWI Index
	10,000.00	10,000.00	10,000.00
2010	11,226.08	11,294.00	11,266.97
2011	11,250.78	11,674.61	10,439.20
2012	12,661.62	13,046.37	12,122.96
2013	13,988.75	14,225.71	14,887.21
2014	14,798.00	15,065.44	15,506.57
2015	14,590.52	14,779.55	15,140.01
2016	15,660.01	15,819.53	16,330.66
2017	17,329.36	17,640.71	20,245.46
2018	16,632.72	17,019.80	18,339.23
2019	19,019.52	19,794.13	23,216.98

Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	14.67%	N/A	5.37%
Investor Class	14.35%	5.15%	6.64%
Service Class	14.24%	5.04%	6.53%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	53.30%
Large Cap Equity	14.00
International Equity	11.17
Fixed Interest Contract	9.14
Mid Cap Equity	5.70
Real Estate Equity	3.73
Small Cap Equity	2.96
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,043.10	$2.45
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	$2.42
Investor Class
Actual	$1,000.00	$1,042.20	$4.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$4.22
Service Class
Actual	$1,000.00	$1,041.20	$4.78
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.74
* Expenses are equal to the Fund's annualized expense ratio of 0.47% for the Institutional Class shares, 0.82% for the Investor Class shares, and 0.92% for the Service Class shares multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.38%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2030 Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while –

a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the twelve-month period ended December 31, 2019, the Great-West Lifetime Conservative 2030 Fund (Institutional Class shares) returned 16.17%, relative to a 17.82% return for the Morningstar Lifetime Conservative 2030 Index and a 26.60% return for the MSCI ACWI Index.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Since Inception(a)
Institutional Class	16.17%	N/A	7.75%
Investor Class	15.79%	N/A	7.37%
Service Class	15.76%	N/A	7.26%
(a) Institutional Class, Investor Class, and Service Class inception date was April 28, 2016.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	48.66%
Large Cap Equity	16.31
International Equity	13.98
Fixed Interest Contract	6.88
Mid Cap Equity	6.62
Real Estate Equity	3.87
Small Cap Equity	3.68
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,047.90	$2.50
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.47
Investor Class
Actual	$1,000.00	$1,046.30	$4.33
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$4.27
Service Class
Actual	$1,000.00	$1,045.80	$4.85
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.79
* Expenses are equal to the Fund's annualized expense ratio of 0.48% for the Institutional Class shares, 0.83% for the Investor Class shares, and 0.93% for the Service Class shares multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.39%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2035 Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while –

a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the twelve-month period ended December 31, 2019, the Great-West Lifetime Conservative 2035 Fund (Institutional Class shares) returned 18.33%, relative to a 19.58% return for the Morningstar Lifetime Conservative 2035 Index and a 26.60% return for the MSCI ACWI Index.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

25,000
20,000
15,000
10,000
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/21/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
Fund (Investor Class)
Morningstar Lifetime Conservative 2035 Index
MSCI ACWI Index

Year	Fund (Investor Class)	Morningstar Lifetime Conservative 2035 Index	MSCI ACWI Index
	10,000.00	10,000.00	10,000.00
2010	11,379.54	11,512.00	11,266.97
2011	11,149.67	11,533.87	10,439.20
2012	12,792.02	13,145.16	12,122.96
2013	14,932.68	15,209.04	14,887.21
2014	15,832.92	16,129.99	15,506.57
2015	15,569.45	15,762.43	15,140.01
2016	16,872.62	17,118.83	16,330.66
2017	19,307.33	19,716.73	20,245.46
2018	18,189.44	18,729.83	18,339.23
2019	21,456.26	22,397.40	23,216.98

Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	18.33%	N/A	6.45%
Investor Class	17.96%	6.27%	7.93%
Service Class	17.75%	6.16%	7.82%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	41.17%
Large Cap Equity	19.48
International Equity	17.99
Mid Cap Equity	7.91
Small Cap Equity	4.68
Fixed Interest Contract	4.66
Real Estate Equity	4.11
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,056.20	$2.67
Hypothetical (5% return before expenses)	$1,000.00	$1,022.90	$2.63
Investor Class
Actual	$1,000.00	$1,053.20	$4.50
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$4.43
Service Class
Actual	$1,000.00	$1,052.40	$5.02
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.94
* Expenses are equal to the Fund's annualized expense ratio of 0.51% for the Institutional Class shares, 0.86% for the Investor Class shares, and 0.96% for the Service Class shares multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.41%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2040 Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while –

a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the twelve-month period ended December 31, 2019, the Great-West Lifetime Conservative 2040 Fund (Institutional Class shares) returned 20.53%, relative to a 21.44% return for the Morningstar Lifetime Conservative 2040 Index and a 26.60% return for the MSCI ACWI Index.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Since Inception(a)
Institutional Class	20.53%	N/A	9.58%
Investor Class	20.05%	N/A	9.18%
Service Class	20.02%	N/A	9.10%
(a) Institutional Class, Investor Class, and Service Class inception date was April 28, 2016.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	31.65%
Large Cap Equity	23.20
International Equity	22.88
Mid Cap Equity	9.34
Small Cap Equity	5.89
Real Estate Equity	4.29
Fixed Interest Contract	2.75
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,062.70	$2.84
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	$2.78
Investor Class
Actual	$1,000.00	$1,060.60	$4.67
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.58
Service Class
Actual	$1,000.00	$1,060.90	$5.20
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$5.10
* Expenses are equal to the Fund's annualized expense ratio of 0.54% for the Institutional Class shares, 0.89% for the Investor Class shares, and 0.99% for the Service Class shares multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.43%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2045 Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while –

a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the twelve-month period ended December 31, 2019, the Great-West Lifetime Conservative 2045 Fund (Institutional Class shares) returned 22.27%, relative to a 22.92% return for the Morningstar Lifetime Conservative 2045 Index and a 26.60% return for the MSCI ACWI Index.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

25,000
20,000
15,000
10,000
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/21/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
Fund (Investor Class)
Morningstar Lifetime Conservative 2045 Index
MSCI ACWI Index

Year	Fund (Investor Class)	Morningstar Lifetime Conservative 2045 Index	MSCI ACWI Index
	10,000.00	10,000.00	10,000.00
2010	11,437.38	11,599.00	11,266.97
2011	11,070.24	11,412.26	10,439.20
2012	12,809.38	13,141.21	12,122.96
2013	15,387.45	15,713.38	14,887.21
2014	16,267.96	16,587.99	15,506.57
2015	15,965.16	16,121.70	15,140.01
2016	17,429.17	17,747.40	16,330.66
2017	20,596.05	21,071.59	20,245.46
2018	18,960.72	19,619.68	18,339.23
2019	23,122.60	24,116.77	23,216.98

Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	22.27%	N/A	7.40%
Investor Class	21.95%	7.29%	8.74%
Service Class	21.77%	7.17%	8.63%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	27.60%
Large Cap Equity	25.97
Bond	23.03
Mid Cap Equity	10.46
Small Cap Equity	7.02
Real Estate Equity	4.48
Fixed Interest Contract	1.44
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,068.60	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	$2.83
Investor Class
Actual	$1,000.00	$1,067.30	$4.74
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.63
Service Class
Actual	$1,000.00	$1,067.00	$5.27
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$5.15
* Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Institutional Class shares, 0.90% for the Investor Class shares, and 1.00% for the Service Class shares multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.44%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2050 Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while –

a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the twelve-month period ended December 31, 2019, the Great-West Lifetime Conservative 2050 Fund (Institutional Class shares) returned 23.21%, relative to a 23.70% return for the Morningstar Lifetime Conservative 2050 Index and a 26.60% return for the MSCI ACWI Index.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Since Inception(a)
Institutional Class	23.21%	N/A	10.49%
Investor Class	22.89%	N/A	10.12%
Service Class	22.78%	N/A	10.03%
(a) Institutional Class, Investor Class, and Service Class inception date was April 28, 2016.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	30.91%
Large Cap Equity	27.24
Bond	17.75
Mid Cap Equity	10.94
Small Cap Equity	7.78
Real Estate Equity	4.61
Fixed Interest Contract	0.77
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,072.80	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.89
Investor Class
Actual	$1,000.00	$1,071.60	$4.80
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.69
Service Class
Actual	$1,000.00	$1,070.30	$5.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$5.20
* Expenses are equal to the Fund's annualized expense ratio of 0.56% for the Institutional Class shares, 0.91% for the Investor Class shares, and 1.01% for the Service Class shares multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2055 Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while –

a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the twelve-month period ended December 31, 2019, the Great-West Lifetime Conservative 2055 Fund (Institutional Class shares) returned 23.50%, relative to a 24.00% return for the Morningstar Lifetime Conservative 2055 Index and a 26.60% return for the MSCI ACWI Index.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

25,000
20,000
15,000
10,000
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/21/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
Fund (Investor Class)
Morningstar Lifetime Conservative 2055 Index
MSCI ACWI Index

Year	Fund (Investor Class)	Morningstar Lifetime Conservative 2055 Index	MSCI ACWI Index
	10,000.00	10,000.00	10,000.00
2010	11,457.48	11,606.00	11,266.97
2011	11,026.68	11,339.06	10,439.20
2012	12,777.72	13,096.62	12,122.96
2013	15,379.82	15,681.10	14,887.21
2014	16,188.57	16,475.82	15,506.57
2015	15,839.16	15,944.22	15,140.01
2016	17,316.95	17,624.45	16,330.66
2017	20,662.59	21,136.99	20,245.46
2018	18,813.29	19,492.12	18,339.23
2019	23,174.21	24,169.63	23,216.98

Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	23.50%	N/A	7.54%
Investor Class	23.18%	7.44%	8.77%
Service Class	23.01%	7.34%	8.65%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	32.99%
Large Cap Equity	27.16
Bond	15.40
Mid Cap Equity	10.84
Small Cap Equity	8.16
Real Estate Equity	4.78
Fixed Interest Contract	0.67
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,074.30	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.89
Investor Class
Actual	$1,000.00	$1,071.70	$4.80
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.69
Service Class
Actual	$1,000.00	$1,071.60	$5.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$5.20
* Expenses are equal to the Fund's annualized expense ratio of 0.56% for the Institutional Class shares, 0.91% for the Investor Class shares, and 1.01% for the Service Class shares multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2060 Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while – a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the since-inception period ended December 31, 2019, the Great-West Lifetime Conservative 2060 Fund (Institutional Class shares) returned 8.43%, relative to a 8.91% return for the Morningstar Lifetime Conservative 2060 Index and a 9.17% return for the MSCI ACWI Index.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2019 (inception) through December 31, 2019.
Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
Since Inception(a)
Institutional Class	8.43%
Investor Class	8.21%
Service Class	8.20%
(a) Institutional Class, Investor Class, and Service Class inception date was May 1, 2019.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	34.48%
Large Cap Equity	26.50
Bond	14.51
Mid Cap Equity	10.55
Small Cap Equity	8.38
Real Estate Equity	4.96
Fixed Interest Contract	0.62
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,074.60	$2.85
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	$2.78
Investor Class
Actual	$1,000.00	$1,072.90	$4.70
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.58
Service Class
Actual	$1,000.00	$1,072.80	$4.70
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.58
* Expenses are equal to the Fund's annualized expense ratio of 0.54% for the Institutional Class shares, 0.89% for the Investor Class shares, and 0.89% for the Service Class shares multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.43%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2015 FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
747,609	Great-West Bond Index Fund Institutional Class(a)	$ 7,453,660
364,573	Great-West Core Bond Fund Institutional Class(a)	3,660,313
432,255	Great-West Global Bond Fund Institutional Class(a)	3,868,687
240,705	Great-West High Yield Bond Fund Institutional Class(a)	2,301,144
887,774	Great-West Inflation-Protected Securities Fund Institutional Class(a)	8,753,450
311,423	Great-West Multi-Sector Bond Fund Institutional Class(a)	3,017,685
332,619	Great-West Short Duration Bond Fund Institutional Class(a)	3,306,233

TOTAL BOND MUTUAL FUNDS — 58.33% (Cost $32,028,209)		$32,361,172
EQUITY MUTUAL FUNDS
24,965	American Century Real Estate Fund Class R6	747,700
41,294	DFA International Real Estate Securities Portfolio Institutional Class	206,059
10,830	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	133,104
48,100	Great-West Emerging Markets Equity Fund Institutional Class(a)	449,731
76,370	Great-West International Growth Fund Institutional Class(a)	716,349
156,790	Great-West International Index Fund Institutional Class(a)	1,592,989
106,010	Great-West International Value Fund Institutional Class(a)	876,699
127,772	Great-West Large Cap Growth Fund Institutional Class(a)	1,293,051
211,080	Great-West Large Cap Value Fund Institutional Class(a)	1,553,544
45,978	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	360,470
Shares		Fair Value
Equity Mutual Funds — (continued)
57,452	Great-West Mid Cap Value Fund Institutional Class(a)	$ 532,581
79,509	Great-West Real Estate Index Fund Institutional Class(a)	736,248
292,904	Great-West S&P 500® Index Fund Institutional Class(a)	2,847,029
136,815	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,220,393
83,936	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	665,612
5,535	Great-West Small Cap Growth Fund Institutional Class(a)	60,990
67,006	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	554,812
16,527	Invesco Global Real Estate Fund Class R6	206,427
7,718	Janus Henderson Triton Fund Class N	244,042
37,129	Northern Emerging Markets Equity Index Fund	452,232

TOTAL EQUITY MUTUAL FUNDS — 27.85% (Cost $15,584,922)		$15,450,062
Account Balance
FIXED INTEREST CONTRACT
7,687,657 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	7,687,657

TOTAL FIXED INTEREST CONTRACT — 13.86% (Cost $7,687,657)		$ 7,687,657
TOTAL INVESTMENTS — 100.04% (Cost $55,300,788)		$55,498,891
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (21,925)
TOTAL NET ASSETS — 100.00%		$55,476,966

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2020 FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
84,047	Great-West Bond Index Fund Institutional Class(a)	$ 837,950
41,069	Great-West Core Bond Fund Institutional Class(a)	412,333
45,465	Great-West Global Bond Fund Institutional Class(a)	406,915
25,946	Great-West High Yield Bond Fund Institutional Class(a)	248,044
73,304	Great-West Inflation-Protected Securities Fund Institutional Class(a)	722,774
34,764	Great-West Multi-Sector Bond Fund Institutional Class(a)	336,868
28,558	Great-West Short Duration Bond Fund Institutional Class(a)	283,864

TOTAL BOND MUTUAL FUNDS — 56.31% (Cost $3,187,273)		$3,248,748
EQUITY MUTUAL FUNDS
2,646	American Century Real Estate Fund Class R6	79,237
4,636	DFA International Real Estate Securities Portfolio Institutional Class	23,133
1,268	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	15,580
6,419	Great-West Emerging Markets Equity Fund Institutional Class(a)	60,017
9,662	Great-West International Growth Fund Institutional Class(a)	90,626
19,829	Great-West International Index Fund Institutional Class(a)	201,466
13,397	Great-West International Value Fund Institutional Class(a)	110,795
15,037	Great-West Large Cap Growth Fund Institutional Class(a)	152,176
25,096	Great-West Large Cap Value Fund Institutional Class(a)	184,709
5,888	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	46,162
6,787	Great-West Mid Cap Value Fund Institutional Class(a)	62,918
Shares		Fair Value
Equity Mutual Funds — (continued)
8,567	Great-West Real Estate Index Fund Institutional Class(a)	$ 79,334
34,688	Great-West S&P 500® Index Fund Institutional Class(a)	337,169
16,184	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	144,356
10,713	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	84,953
733	Great-West Small Cap Growth Fund Institutional Class(a)	8,081
7,883	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	65,268
1,853	Invesco Global Real Estate Fund Class R6	23,138
985	Janus Henderson Triton Fund Class N	31,159
4,927	Northern Emerging Markets Equity Index Fund	60,010

TOTAL EQUITY MUTUAL FUNDS — 32.25% (Cost $1,766,039)		$1,860,287
Account Balance
FIXED INTEREST CONTRACT
662,309 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	662,309

TOTAL FIXED INTEREST CONTRACT — 11.48% (Cost $662,309)		$ 662,309
TOTAL INVESTMENTS — 100.04% (Cost $5,615,621)		$5,771,344
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (2,021)
TOTAL NET ASSETS — 100.00%		$5,769,323

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2025 FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
2,061,350	Great-West Bond Index Fund Institutional Class(a)	$ 20,551,659
1,005,696	Great-West Core Bond Fund Institutional Class(a)	10,097,182
1,057,534	Great-West Global Bond Fund Institutional Class(a)	9,464,932
613,033	Great-West High Yield Bond Fund Institutional Class(a)	5,860,594
1,304,267	Great-West Inflation-Protected Securities Fund Institutional Class(a)	12,860,073
846,552	Great-West Multi-Sector Bond Fund Institutional Class(a)	8,203,092
534,854	Great-West Short Duration Bond Fund Institutional Class(a)	5,316,451

TOTAL BOND MUTUAL FUNDS — 53.32% (Cost $71,569,594)		$ 72,353,983
EQUITY MUTUAL FUNDS
65,428	American Century Real Estate Fund Class R6	1,959,560
117,323	DFA International Real Estate Securities Portfolio Institutional Class	585,441
34,187	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	420,157
193,140	Great-West Emerging Markets Equity Fund Institutional Class(a)	1,805,860
276,312	Great-West International Growth Fund Institutional Class(a)	2,591,805
568,566	Great-West International Index Fund Institutional Class(a)	5,776,633
384,557	Great-West International Value Fund Institutional Class(a)	3,180,284
401,635	Great-West Large Cap Growth Fund Institutional Class(a)	4,064,544
675,858	Great-West Large Cap Value Fund Institutional Class(a)	4,974,314
169,653	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,330,078
Shares		Fair Value
Equity Mutual Funds — (continued)
184,407	Great-West Mid Cap Value Fund Institutional Class(a)	$ 1,709,456
209,310	Great-West Real Estate Index Fund Institutional Class(a)	1,938,206
931,489	Great-West S&P 500® Index Fund Institutional Class(a)	9,054,069
434,108	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,872,246
310,057	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,458,756
20,946	Great-West Small Cap Growth Fund Institutional Class(a)	230,825
210,076	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,739,432
46,850	Invesco Global Real Estate Fund Class R6	585,152
28,716	Janus Henderson Triton Fund Class N	908,009
148,409	Northern Emerging Markets Equity Index Fund	1,807,625

TOTAL EQUITY MUTUAL FUNDS — 37.58% (Cost $51,196,367)		$ 50,992,452
Account Balance
FIXED INTEREST CONTRACT
12,402,238 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	12,402,238

TOTAL FIXED INTEREST CONTRACT — 9.14% (Cost $12,402,238)		$ 12,402,238
TOTAL INVESTMENTS — 100.04% (Cost $135,168,199)		$135,748,673
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (53,523)
TOTAL NET ASSETS — 100.00%		$135,695,150

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2030 FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
141,955	Great-West Bond Index Fund Institutional Class(a)	$1,415,288
69,125	Great-West Core Bond Fund Institutional Class(a)	694,014
69,594	Great-West Global Bond Fund Institutional Class(a)	622,864
40,975	Great-West High Yield Bond Fund Institutional Class(a)	391,723
63,233	Great-West Inflation-Protected Securities Fund Institutional Class(a)	623,475
57,931	Great-West Multi-Sector Bond Fund Institutional Class(a)	561,355
27,953	Great-West Short Duration Bond Fund Institutional Class(a)	277,858

TOTAL BOND MUTUAL FUNDS — 48.68% (Cost $4,493,037)		$4,586,577
EQUITY MUTUAL FUNDS
4,642	American Century Real Estate Fund Class R6	139,029
8,896	DFA International Real Estate Securities Portfolio Institutional Class	44,389
2,835	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	34,847
17,438	Great-West Emerging Markets Equity Fund Institutional Class(a)	163,041
23,714	Great-West International Growth Fund Institutional Class(a)	222,434
48,788	Great-West International Index Fund Institutional Class(a)	495,681
32,927	Great-West International Value Fund Institutional Class(a)	272,308
32,222	Great-West Large Cap Growth Fund Institutional Class(a)	326,088
54,799	Great-West Large Cap Value Fund Institutional Class(a)	403,324
14,655	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	114,898
14,836	Great-West Mid Cap Value Fund Institutional Class(a)	137,527
Shares		Fair Value
Equity Mutual Funds — (continued)
14,887	Great-West Real Estate Index Fund Institutional Class(a)	$ 137,855
75,017	Great-West S&P 500® Index Fund Institutional Class(a)	729,164
34,989	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	312,098
26,770	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	212,288
1,795	Great-West Small Cap Growth Fund Institutional Class(a)	19,781
16,857	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	139,577
3,551	Invesco Global Real Estate Fund Class R6	44,354
2,471	Janus Henderson Triton Fund Class N	78,131
13,439	Northern Emerging Markets Equity Index Fund	163,691

TOTAL EQUITY MUTUAL FUNDS — 44.47% (Cost $4,075,318)		$4,190,505
Account Balance
FIXED INTEREST CONTRACT
648,911 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	648,911

TOTAL FIXED INTEREST CONTRACT — 6.89% (Cost $648,911)		$ 648,911
TOTAL INVESTMENTS — 100.04% (Cost $9,217,266)		$9,425,993
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (3,916)
TOTAL NET ASSETS — 100.00%		$9,422,077

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2035 FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
1,825,540	Great-West Bond Index Fund Institutional Class(a)	$ 18,200,631
889,768	Great-West Core Bond Fund Institutional Class(a)	8,933,269
867,743	Great-West Global Bond Fund Institutional Class(a)	7,766,299
514,709	Great-West High Yield Bond Fund Institutional Class(a)	4,920,623
539,884	Great-West Inflation-Protected Securities Fund Institutional Class(a)	5,323,255
742,075	Great-West Multi-Sector Bond Fund Institutional Class(a)	7,190,708
268,474	Great-West Short Duration Bond Fund Institutional Class(a)	2,668,629

TOTAL BOND MUTUAL FUNDS — 41.18% (Cost $54,247,514)		$ 55,003,414
EQUITY MUTUAL FUNDS
69,639	American Century Real Estate Fund Class R6	2,085,699
137,828	DFA International Real Estate Securities Portfolio Institutional Class	687,762
47,751	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	586,863
330,090	Great-West Emerging Markets Equity Fund Institutional Class(a)	3,086,336
427,255	Great-West International Growth Fund Institutional Class(a)	4,007,654
878,433	Great-West International Index Fund Institutional Class(a)	8,924,879
592,554	Great-West International Value Fund Institutional Class(a)	4,900,424
540,958	Great-West Large Cap Growth Fund Institutional Class(a)	5,474,495
928,755	Great-West Large Cap Value Fund Institutional Class(a)	6,835,637
263,750	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,067,802
Shares		Fair Value
Equity Mutual Funds — (continued)
253,405	Great-West Mid Cap Value Fund Institutional Class(a)	$ 2,349,063
220,689	Great-West Real Estate Index Fund Institutional Class(a)	2,043,583
1,266,854	Great-West S&P 500® Index Fund Institutional Class(a)	12,313,815
591,158	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	5,273,132
483,054	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,830,616
31,467	Great-West Small Cap Growth Fund Institutional Class(a)	346,770
283,848	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,350,256
54,993	Invesco Global Real Estate Fund Class R6	686,859
44,707	Janus Henderson Triton Fund Class N	1,413,646
255,848	Northern Emerging Markets Equity Index Fund	3,116,225

TOTAL EQUITY MUTUAL FUNDS — 54.19% (Cost $72,819,800)		$ 72,381,516
Account Balance
FIXED INTEREST CONTRACT
6,229,050 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	6,229,050

TOTAL FIXED INTEREST CONTRACT — 4.67% (Cost $6,229,050)		$ 6,229,050
TOTAL INVESTMENTS — 100.04% (Cost $133,296,364)		$133,613,980
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (52,137)
TOTAL NET ASSETS — 100.00%		$133,561,843

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2040 FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
74,814	Great-West Bond Index Fund Institutional Class(a)	$ 745,892
36,423	Great-West Core Bond Fund Institutional Class(a)	365,686
34,575	Great-West Global Bond Fund Institutional Class(a)	309,443
20,675	Great-West High Yield Bond Fund Institutional Class(a)	197,657
12,912	Great-West Inflation-Protected Securities Fund Institutional Class(a)	127,317
30,277	Great-West Multi-Sector Bond Fund Institutional Class(a)	293,387
7,915	Great-West Short Duration Bond Fund Institutional Class(a)	78,674

TOTAL BOND MUTUAL FUNDS — 31.67% (Cost $2,077,501)		$2,118,056
EQUITY MUTUAL FUNDS
3,600	American Century Real Estate Fund Class R6	107,828
7,463	DFA International Real Estate Securities Portfolio Institutional Class	37,240
2,819	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	34,639
21,817	Great-West Emerging Markets Equity Fund Institutional Class(a)	203,988
26,934	Great-West International Growth Fund Institutional Class(a)	252,642
55,142	Great-West International Index Fund Institutional Class(a)	560,243
37,187	Great-West International Value Fund Institutional Class(a)	307,533
32,112	Great-West Large Cap Growth Fund Institutional Class(a)	324,974
55,116	Great-West Large Cap Value Fund Institutional Class(a)	405,656
16,562	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	129,848
15,033	Great-West Mid Cap Value Fund Institutional Class(a)	139,355
Shares		Fair Value
Equity Mutual Funds — (continued)
11,320	Great-West Real Estate Index Fund Institutional Class(a)	$ 104,822
75,459	Great-West S&P 500® Index Fund Institutional Class(a)	733,463
35,006	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	312,256
30,561	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	242,349
1,993	Great-West Small Cap Growth Fund Institutional Class(a)	21,962
16,727	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	138,495
2,976	Invesco Global Real Estate Fund Class R6	37,172
2,801	Janus Henderson Triton Fund Class N	88,574
16,942	Northern Emerging Markets Equity Index Fund	206,352

TOTAL EQUITY MUTUAL FUNDS — 65.62% (Cost $4,332,109)		$4,389,391
Account Balance
FIXED INTEREST CONTRACT
183,919 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	183,919

TOTAL FIXED INTEREST CONTRACT — 2.75% (Cost $183,919)		$ 183,919
TOTAL INVESTMENTS — 100.04% (Cost $6,593,529)		$6,691,366
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (2,848)
TOTAL NET ASSETS — 100.00%		$6,688,518

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2045 FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
736,990	Great-West Bond Index Fund Institutional Class(a)	$ 7,347,791
359,123	Great-West Core Bond Fund Institutional Class(a)	3,605,595
332,852	Great-West Global Bond Fund Institutional Class(a)	2,979,023
200,521	Great-West High Yield Bond Fund Institutional Class(a)	1,916,981
52,146	Great-West Inflation-Protected Securities Fund Institutional Class(a)	514,164
298,071	Great-West Multi-Sector Bond Fund Institutional Class(a)	2,888,311
53,452	Great-West Short Duration Bond Fund Institutional Class(a)	531,308

TOTAL BOND MUTUAL FUNDS — 23.04% (Cost $19,463,900)		$19,783,173
EQUITY MUTUAL FUNDS
47,798	American Century Real Estate Fund Class R6	1,431,548
102,953	DFA International Real Estate Securities Portfolio Institutional Class	513,735
41,108	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	505,212
349,160	Great-West Emerging Markets Equity Fund Institutional Class(a)	3,264,643
410,978	Great-West International Growth Fund Institutional Class(a)	3,854,974
843,444	Great-West International Index Fund Institutional Class(a)	8,569,394
569,019	Great-West International Value Fund Institutional Class(a)	4,705,785
455,934	Great-West Large Cap Growth Fund Institutional Class(a)	4,614,049
798,752	Great-West Large Cap Value Fund Institutional Class(a)	5,878,814
254,428	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,994,715
Shares		Fair Value
Equity Mutual Funds — (continued)
217,227	Great-West Mid Cap Value Fund Institutional Class(a)	$ 2,013,697
149,813	Great-West Real Estate Index Fund Institutional Class(a)	1,387,271
1,076,169	Great-West S&P 500® Index Fund Institutional Class(a)	10,460,362
503,629	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,492,374
465,927	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,694,799
31,047	Great-West Small Cap Growth Fund Institutional Class(a)	342,133
238,203	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,972,325
41,004	Invesco Global Real Estate Fund Class R6	512,136
43,047	Janus Henderson Triton Fund Class N	1,361,162
271,650	Northern Emerging Markets Equity Index Fund	3,308,703

TOTAL EQUITY MUTUAL FUNDS — 75.56% (Cost $65,228,590)		$64,877,831
Account Balance
FIXED INTEREST CONTRACT
1,233,489 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	1,233,489

TOTAL FIXED INTEREST CONTRACT — 1.44% (Cost $1,233,489)		$ 1,233,489
TOTAL INVESTMENTS — 100.04% (Cost $85,925,979)		$85,894,493
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (34,742)
TOTAL NET ASSETS — 100.00%		$85,859,751

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2050 FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
36,308	Great-West Bond Index Fund Institutional Class(a)	$ 361,996
17,714	Great-West Core Bond Fund Institutional Class(a)	177,844
16,288	Great-West Global Bond Fund Institutional Class(a)	145,775
9,768	Great-West High Yield Bond Fund Institutional Class(a)	93,380
14,654	Great-West Multi-Sector Bond Fund Institutional Class(a)	141,997
1,752	Great-West Short Duration Bond Fund Institutional Class(a)	17,420

TOTAL BOND MUTUAL FUNDS — 17.76% (Cost $918,448)		$ 938,412
EQUITY MUTUAL FUNDS
3,009	American Century Real Estate Fund Class R6	90,119
6,702	DFA International Real Estate Securities Portfolio Institutional Class	33,441
2,662	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	32,721
24,920	Great-West Emerging Markets Equity Fund Institutional Class(a)	233,002
28,037	Great-West International Growth Fund Institutional Class(a)	262,989
57,477	Great-West International Index Fund Institutional Class(a)	583,968
38,807	Great-West International Value Fund Institutional Class(a)	320,934
29,099	Great-West Large Cap Growth Fund Institutional Class(a)	294,487
51,496	Great-West Large Cap Value Fund Institutional Class(a)	379,013
17,299	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	135,620
14,007	Great-West Mid Cap Value Fund Institutional Class(a)	129,848
Shares		Fair Value
Equity Mutual Funds — (continued)
9,421	Great-West Real Estate Index Fund Institutional Class(a)	$ 87,242
69,323	Great-West S&P 500® Index Fund Institutional Class(a)	673,821
32,387	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	288,888
31,765	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	251,893
2,105	Great-West Small Cap Growth Fund Institutional Class(a)	23,198
15,243	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	126,208
2,683	Invesco Global Real Estate Fund Class R6	33,511
2,920	Janus Henderson Triton Fund Class N	92,319
19,128	Northern Emerging Markets Equity Index Fund	232,974

TOTAL EQUITY MUTUAL FUNDS — 81.51% (Cost $4,264,239)		$4,306,196
Account Balance
FIXED INTEREST CONTRACT
40,640 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	40,640

TOTAL FIXED INTEREST CONTRACT — 0.77% (Cost $40,640)		$ 40,640
TOTAL INVESTMENTS — 100.04% (Cost $5,223,327)		$5,285,248
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (2,282)
TOTAL NET ASSETS — 100.00%		$5,282,966

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2055 FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
267,676	Great-West Bond Index Fund Institutional Class(a)	$ 2,668,729
130,660	Great-West Core Bond Fund Institutional Class(a)	1,311,822
127,697	Great-West Global Bond Fund Institutional Class(a)	1,142,885
71,889	Great-West High Yield Bond Fund Institutional Class(a)	687,255
107,915	Great-West Multi-Sector Bond Fund Institutional Class(a)	1,045,701
13,208	Great-West Short Duration Bond Fund Institutional Class(a)	131,293

TOTAL BOND MUTUAL FUNDS — 15.40% (Cost $6,857,362)		$ 6,987,685
EQUITY MUTUAL FUNDS
26,095	American Century Real Estate Fund Class R6	781,543
61,724	DFA International Real Estate Securities Portfolio Institutional Class	308,005
22,454	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	275,955
236,125	Great-West Emerging Markets Equity Fund Institutional Class(a)	2,207,767
253,301	Great-West International Growth Fund Institutional Class(a)	2,375,960
519,402	Great-West International Index Fund Institutional Class(a)	5,277,123
350,581	Great-West International Value Fund Institutional Class(a)	2,899,308
247,144	Great-West Large Cap Growth Fund Institutional Class(a)	2,501,097
440,728	Great-West Large Cap Value Fund Institutional Class(a)	3,243,759
156,403	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,226,199
120,165	Great-West Mid Cap Value Fund Institutional Class(a)	1,113,928
Shares		Fair Value
Equity Mutual Funds — (continued)
83,306	Great-West Real Estate Index Fund Institutional Class(a)	$ 771,415
591,653	Great-West S&P 500® Index Fund Institutional Class(a)	5,750,871
275,926	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,461,264
286,220	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,269,722
18,857	Great-West Small Cap Growth Fund Institutional Class(a)	207,804
129,171	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,069,537
24,611	Invesco Global Real Estate Fund Class R6	307,398
26,304	Janus Henderson Triton Fund Class N	831,725
181,838	Northern Emerging Markets Equity Index Fund	2,214,784

TOTAL EQUITY MUTUAL FUNDS — 83.97% (Cost $38,602,603)		$38,095,164
Account Balance
FIXED INTEREST CONTRACT
303,174 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	303,174

TOTAL FIXED INTEREST CONTRACT — 0.67% (Cost $303,174)		$ 303,174
TOTAL INVESTMENTS — 100.04% (Cost $45,763,139)		$45,386,023
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (18,249)
TOTAL NET ASSETS — 100.00%		$45,367,774

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2060 FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
2,673	Great-West Bond Index Fund Institutional Class(a)	$ 26,646
1,303	Great-West Core Bond Fund Institutional Class(a)	13,083
1,348	Great-West Global Bond Fund Institutional Class(a)	12,060
718	Great-West High Yield Bond Fund Institutional Class(a)	6,867
1,077	Great-West Multi-Sector Bond Fund Institutional Class(a)	10,438
131	Great-West Short Duration Bond Fund Institutional Class(a)	1,306

TOTAL BOND MUTUAL FUNDS — 14.51% (Cost $70,520)		$ 70,400
EQUITY MUTUAL FUNDS
293	American Century Real Estate Fund Class R6	8,769
691	DFA International Real Estate Securities Portfolio Institutional Class	3,447
236	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,906
2,709	Great-West Emerging Markets Equity Fund Institutional Class(a)	25,333
2,794	Great-West International Growth Fund Institutional Class(a)	26,210
5,730	Great-West International Index Fund Institutional Class(a)	58,212
3,865	Great-West International Value Fund Institutional Class(a)	31,962
2,547	Great-West Large Cap Growth Fund Institutional Class(a)	25,780
4,612	Great-West Large Cap Value Fund Institutional Class(a)	33,941
1,717	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	13,458
1,256	Great-West Mid Cap Value Fund Institutional Class(a)	11,641
Shares		Fair Value
Equity Mutual Funds — (continued)
906	Great-West Real Estate Index Fund Institutional Class(a)	$ 8,386
6,142	Great-West S&P 500® Index Fund Institutional Class(a)	59,706
2,865	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	25,560
3,148	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	24,960
207	Great-West Small Cap Growth Fund Institutional Class(a)	2,280
1,336	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,064
277	Invesco Global Real Estate Fund Class R6	3,462
290	Janus Henderson Triton Fund Class N	9,159
2,098	Northern Emerging Markets Equity Index Fund	25,559

TOTAL EQUITY MUTUAL FUNDS — 84.88% (Cost $401,197)		$411,795
Account Balance
FIXED INTEREST CONTRACT
2,999 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	2,999

TOTAL FIXED INTEREST CONTRACT — 0.62% (Cost $2,999)		$ 2,999
TOTAL INVESTMENTS — 100.01% (Cost $474,716)		$485,194
OTHER ASSETS & LIABILITIES, NET — (0.01)%		$ (52)
TOTAL NET ASSETS — 100.00%		$485,142

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2019
	Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime Conservative 2020 Fund	Great-West Lifetime Conservative 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$53,642,431	$5,554,667	$129,902,886
Investments at fair value, unaffiliated(b)	1,856,460	216,677	5,845,787
Subscriptions receivable	462,942	1,139	1,430,429
Receivable for investments sold	-	34,419	-
Total Assets	55,961,833	5,806,902	137,179,102
LIABILITIES:
Payable for distribution fees	3,710	351	8,115
Payable for investments purchased	278,381	616	1,058,038
Payable for shareholder services fees	14,801	1,275	35,257
Payable to investment adviser	3,414	395	10,151
Redemptions payable	184,561	34,942	372,391
Total Liabilities	484,867	37,579	1,483,952
NET ASSETS	$55,476,966	$5,769,323	$135,695,150
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$466,965	$54,270	$1,142,026
Paid-in capital in excess of par	55,431,370	5,668,263	134,990,767
Undistributed/accumulated earnings (deficit)	(421,369)	46,790	(437,643)
NET ASSETS	$55,476,966	$5,769,323	$135,695,150
NET ASSETS BY CLASS
Investor Class	$4,558,346	$17,430	$19,363,295
Service Class	$43,836,059	$4,142,678	$96,816,851
Institutional Class	$7,082,561	$1,609,215	$19,515,004
CAPITAL STOCK:
Authorized
Investor Class	20,000,000	20,000,000	35,000,000
Service Class	35,000,000	20,000,000	35,000,000
Institutional Class	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	371,797	1,629	1,518,893
Service Class	3,546,851	388,544	7,559,074
Institutional Class	751,002	152,525	2,342,295
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.26	$10.70	$12.75
Service Class	$12.36	$10.66	$12.81
Institutional Class	$9.43	$10.55	$8.33
(a) Cost of investments, affiliated	$53,500,701	$5,408,897	$129,560,895
(b) Cost of investments, unaffiliated	$1,800,087	$206,724	$5,607,304
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2019
	Great-West Lifetime Conservative 2030 Fund	Great-West Lifetime Conservative 2035 Fund	Great-West Lifetime Conservative 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$8,956,399	$125,623,789	$6,214,200
Investments at fair value, unaffiliated(b)	469,594	7,990,191	477,166
Subscriptions receivable	5,753	420,317	5,417
Receivable for investments sold	21,764	-	-
Total Assets	9,453,510	134,034,297	6,696,783
LIABILITIES:
Payable for distribution fees	675	7,518	483
Payable for investments purchased	-	212,648	5,417
Payable for shareholder services fees	2,475	32,905	1,749
Payable to investment adviser	766	11,714	616
Redemptions payable	27,517	207,669	-
Total Liabilities	31,433	472,454	8,265
NET ASSETS	$9,422,077	$133,561,843	$6,688,518
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$88,988	$1,151,933	$59,289
Paid-in capital in excess of par	9,276,253	132,747,656	6,545,291
Undistributed/accumulated earnings (deficit)	56,836	(337,746)	83,938
NET ASSETS	$9,422,077	$133,561,843	$6,688,518
NET ASSETS BY CLASS
Investor Class	$125,711	$18,952,539	$13,852
Service Class	$8,014,234	$88,785,881	$5,742,608
Institutional Class	$1,282,132	$25,823,423	$932,058
CAPITAL STOCK:
Authorized
Investor Class	20,000,000	20,000,000	35,000,000
Service Class	20,000,000	35,000,000	20,000,000
Institutional Class	5,000,000	10,000,000	5,000,000
Issued and Outstanding
Investor Class	11,933	1,393,565	1,220
Service Class	757,159	6,492,943	509,214
Institutional Class	120,785	3,632,819	82,458
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.53	$13.60	$11.35
Service Class	$10.58	$13.67	$11.28
Institutional Class	$10.61	$7.11	$11.30
(a) Cost of investments, affiliated	$8,767,114	$125,671,632	$6,135,516
(b) Cost of investments, unaffiliated	$450,152	$7,624,732	$458,013
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2019
	Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime Conservative 2050 Fund	Great-West Lifetime Conservative 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$78,767,209	$4,802,884	$40,942,568
Investments at fair value, unaffiliated(b)	7,127,284	482,364	4,443,455
Subscriptions receivable	193,478	20,623	116,512
Receivable for investments sold	-	-	551
Total Assets	86,087,971	5,305,871	45,503,086
LIABILITIES:
Payable for distribution fees	5,056	383	2,573
Payable for investments purchased	149,892	20,623	62,862
Payable for shareholder services fees	21,509	1,391	11,322
Payable to investment adviser	8,177	508	4,354
Redemptions payable	43,586	-	54,201
Total Liabilities	228,220	22,905	135,312
NET ASSETS	$85,859,751	$5,282,966	$45,367,774
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$730,376	$45,970	$373,585
Paid-in capital in excess of par	84,780,351	5,166,595	45,357,977
Undistributed/accumulated earnings (deficit)	349,024	70,401	(363,788)
NET ASSETS	$85,859,751	$5,282,966	$45,367,774
NET ASSETS BY CLASS
Investor Class	$10,837,822	$36,520	$6,736,705
Service Class	$60,435,161	$4,557,065	$30,773,515
Institutional Class	$14,586,768	$689,381	$7,857,554
CAPITAL STOCK:
Authorized
Investor Class	20,000,000	35,000,000	35,000,000
Service Class	35,000,000	20,000,000	35,000,000
Institutional Class	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	761,312	3,187	469,063
Service Class	4,234,942	396,318	2,136,582
Institutional Class	2,307,508	60,197	1,130,205
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$14.24	$11.46	$14.36
Service Class	$14.27	$11.50	$14.40
Institutional Class	$6.32	$11.45	$6.95
(a) Cost of investments, affiliated	$79,176,235	$4,757,876	$41,467,314
(b) Cost of investments, unaffiliated	$6,749,744	$465,451	$4,295,825
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2019
Great-West Lifetime Conservative 2060 Fund
ASSETS:
Investments at fair value, affiliated(a)	$434,798
Investments at fair value, unaffiliated(b)	50,396
Total Assets	485,194
LIABILITIES:
Payable for shareholder services fees	7
Payable to investment adviser	45
Total Liabilities	52
NET ASSETS	$485,142
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,600
Paid-in capital in excess of par	454,111
Undistributed/accumulated earnings	26,431
NET ASSETS	$485,142
NET ASSETS BY CLASS
Investor Class	$10,820
Service Class	$10,819
Institutional Class	$463,503
CAPITAL STOCK:
Authorized
Investor Class	35,000,000
Service Class	35,000,000
Institutional Class	5,000,000
Issued and Outstanding
Investor Class	1,025
Service Class	1,025
Institutional Class	43,948
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.56
Service Class	$10.56
Institutional Class	$10.55
(a) Cost of investments, affiliated	$425,804
(b) Cost of investments, unaffiliated	$48,912
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2019
	Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime Conservative 2020 Fund	Great-West Lifetime Conservative 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$117,551	$9,779	$185,552
Dividends, affiliated	1,268,557	134,486	3,189,692
Dividends, unaffiliated	66,643	7,786	200,965
Total Income	1,452,751	152,051	3,576,209
EXPENSES:
Management fees	70,290	7,103	170,518
Shareholder services fees – Investor Class	15,736	65	68,325
Shareholder services fees – Service Class	165,851	16,403	371,499
Distribution fees – Service Class	47,373	4,685	106,130
Total Expenses	299,250	28,256	716,472
Less management fees waived	28,288	2,376	46,168
Net Expenses	270,962	25,880	670,304
NET INVESTMENT INCOME	1,181,789	126,171	2,905,905
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(527,579)	(183,763)	(331,178)
Net realized gain on investments, unaffiliated	86,564	138	280,136
Realized gain distributions received, affiliated	824,730	99,683	2,626,199
Realized gain distributions received, unaffiliated	66,315	7,527	187,246
Net Realized Gain (Loss)	450,030	(76,415)	2,762,403
Net change in unrealized appreciation on investments, affiliated	4,858,519	620,330	12,667,842
Net change in unrealized appreciation on investments, unaffiliated	277,697	37,974	833,892
Net Change in Unrealized Appreciation	5,136,216	658,304	13,501,734
Net Realized and Unrealized Gain	5,586,246	581,889	16,264,137
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,768,035	$708,060	$19,170,042
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2019
	Great-West Lifetime Conservative 2030 Fund	Great-West Lifetime Conservative 2035 Fund	Great-West Lifetime Conservative 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$8,429	$87,776	$2,066
Dividends, affiliated	213,957	3,056,661	133,314
Dividends, unaffiliated	15,723	260,214	14,560
Total Income	238,109	3,404,651	149,940
EXPENSES:
Management fees	10,374	162,953	6,538
Shareholder services fees – Investor Class	375	66,772	46
Shareholder services fees – Service Class	25,709	328,695	16,556
Distribution fees – Service Class	7,350	93,916	4,736
Total Expenses	43,808	652,336	27,876
Less management fees waived	2,176	24,854	704
Net Expenses	41,632	627,482	27,172
NET INVESTMENT INCOME	196,477	2,777,169	122,768
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(300,576)	(384,355)	(171,620)
Net realized gain (loss) on investments, unaffiliated	(3,325)	389,172	(3,853)
Realized gain distributions received, affiliated	212,240	3,616,221	211,955
Realized gain distributions received, unaffiliated	14,192	218,104	12,107
Net Realized Gain (Loss)	(77,469)	3,839,142	48,589
Net change in unrealized appreciation on investments, affiliated	1,007,560	14,591,201	698,046
Net change in unrealized appreciation on investments, unaffiliated	69,755	1,043,020	59,426
Net Change in Unrealized Appreciation	1,077,315	15,634,221	757,472
Net Realized and Unrealized Gain	999,846	19,473,363	806,061
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,196,323	$22,250,532	$928,829
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2019
	Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime Conservative 2050 Fund	Great-West Lifetime Conservative 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$16,579	$494	$4,229
Dividends, affiliated	1,816,970	102,055	905,811
Dividends, unaffiliated	220,053	14,513	137,677
Total Income	2,053,602	117,062	1,047,717
EXPENSES:
Management fees	103,169	5,266	52,147
Shareholder services fees – Investor Class	35,162	130	21,842
Shareholder services fees – Service Class	219,342	13,415	107,123
Distribution fees – Service Class	62,676	3,838	30,622
Total Expenses	420,349	22,649	211,734
Less management fees waived	8,236	370	3,756
Net Expenses	412,113	22,279	207,978
NET INVESTMENT INCOME	1,641,489	94,783	839,739
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(451,351)	(148,802)	(280,786)
Net realized gain (loss) on investments, unaffiliated	343,494	(3,597)	183,962
Realized gain distributions received, affiliated	3,084,145	197,362	1,713,667
Realized gain distributions received, unaffiliated	166,896	11,018	97,443
Net Realized Gain	3,143,184	55,981	1,714,286
Net change in unrealized appreciation on investments, affiliated	11,255,210	611,598	5,750,463
Net change in unrealized appreciation on investments, unaffiliated	880,423	58,586	502,411
Net Change in Unrealized Appreciation	12,135,633	670,184	6,252,874
Net Realized and Unrealized Gain	15,278,817	726,165	7,967,160
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,920,306	$820,948	$8,806,899
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2019
Great-West Lifetime Conservative 2060 Fund(a)
INVESTMENT INCOME:
Interest, affiliated	$17
Dividends, affiliated	6,466
Dividends, unaffiliated	1,388
Total Income	7,871
EXPENSES:
Management fees	215
Shareholder services fees – Investor Class	24
Shareholder services fees – Service Class	24
Distribution fees – Service Class	7
Total Expenses	270
Less amount waived by distributor - Service Class	7
Less management fees waived	15
Net Expenses	248
NET INVESTMENT INCOME	7,623
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	197
Net realized loss on investments, unaffiliated	(30)
Realized gain distributions received, affiliated	17,223
Realized gain distributions received, unaffiliated	1,051
Net Realized Gain	18,441
Net change in unrealized appreciation on investments, affiliated	8,994
Net change in unrealized appreciation on investments, unaffiliated	1,484
Net Change in Unrealized Appreciation	10,478
Net Realized and Unrealized Gain	28,919
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,542
(a)Fund commenced operations on May 2, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West Lifetime Conservative 2015 Fund	2019	2018
OPERATIONS:
Net investment income	$1,181,789	$2,059,596
Net realized gain	450,030	3,390,712
Net change in unrealized appreciation (depreciation)	5,136,216	(7,767,192)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,768,035	(2,316,884)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(159,288)	(224,471)
Service Class	(1,632,541)	(2,971,020)
Institutional Class	(373,758)	(381,374)
From Net Investment Income and Net Realized Gains	(2,165,587)	(3,576,865)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,049,704	974,121
Service Class	9,045,355	13,340,094
Institutional Class	1,866,205	3,944,052
Shares issued in reinvestment of distributions
Investor Class	159,288	224,471
Service Class	1,632,541	2,971,020
Institutional Class	373,758	381,374
Shares redeemed
Investor Class	(1,496,401)	(1,804,255)
Service Class	(23,359,174)	(58,482,175)
Institutional Class	(1,273,403)	(1,235,928)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(12,002,127)	(39,687,226)
Total Decrease in Net Assets	(7,399,679)	(45,580,975)
NET ASSETS:
Beginning of year	62,876,645	108,457,620
End of year	$55,476,966	$62,876,645
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	87,705	79,459
Service Class	746,228	1,093,457
Institutional Class	198,654	404,935
Shares issued in reinvestment of distributions
Investor Class	13,240	19,085
Service Class	134,894	249,509
Institutional Class	40,117	41,599
Shares redeemed
Investor Class	(124,073)	(147,056)
Service Class	(1,931,761)	(4,818,254)
Institutional Class	(136,384)	(128,778)
Net Decrease	(971,380)	(3,206,044)
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West Lifetime Conservative 2020 Fund	2019	2018
OPERATIONS:
Net investment income	$126,171	$135,060
Net realized gain (loss)	(76,415)	203,633
Net change in unrealized appreciation (depreciation)	658,304	(536,154)
Net Increase (Decrease) in Net Assets Resulting from Operations	708,060	(197,461)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(939)	(633)
Service Class	(208,440)	(263,375)
Institutional Class	(76,548)	(1,895)
From Net Investment Income and Net Realized Gains	(285,927)	(265,903)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	8,690	12,603
Service Class	2,060,273	3,918,592
Institutional Class	1,507,735	128,626
Shares issued in reinvestment of distributions
Investor Class	939	633
Service Class	208,440	263,375
Institutional Class	76,548	1,895
Shares redeemed
Investor Class	(7,010)	(16,649)
Service Class	(3,519,432)	(2,070,007)
Institutional Class	(42,730)	(190,776)
Net Increase in Net Assets Resulting from Capital Share Transactions	293,453	2,048,292
Total Increase in Net Assets	715,586	1,584,928
NET ASSETS:
Beginning of year	5,053,737	3,468,809
End of year	$5,769,323	$5,053,737
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	825	1,174
Service Class	195,537	366,134
Institutional Class	147,256	11,979
Shares issued in reinvestment of distributions
Investor Class	89	62
Service Class	19,931	26,030
Institutional Class	7,351	184
Shares redeemed
Investor Class	(659)	(1,544)
Service Class	(336,111)	(195,709)
Institutional Class	(4,042)	(17,677)
Net Increase	30,177	190,633
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West Lifetime Conservative 2025 Fund	2019	2018
OPERATIONS:
Net investment income	$2,905,905	$4,280,994
Net realized gain	2,762,403	9,541,517
Net change in unrealized appreciation (depreciation)	13,501,734	(20,309,193)
Net Increase (Decrease) in Net Assets Resulting from Operations	19,170,042	(6,486,682)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,175,301)	(1,291,543)
Service Class	(5,840,958)	(8,170,256)
Institutional Class	(1,780,928)	(1,285,325)
From Net Investment Income and Net Realized Gains	(8,797,187)	(10,747,124)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	4,033,961	4,183,922
Service Class	21,858,099	28,635,150
Institutional Class	8,524,934	6,260,882
Shares issued in reinvestment of distributions
Investor Class	1,175,301	1,291,543
Service Class	5,840,958	8,170,256
Institutional Class	1,780,928	1,285,325
Shares redeemed
Investor Class	(6,325,633)	(8,678,548)
Service Class	(53,633,602)	(89,175,650)
Institutional Class	(3,081,440)	(4,807,844)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(19,826,494)	(52,834,964)
Total Decrease in Net Assets	(9,453,639)	(70,068,770)
NET ASSETS:
Beginning of year	145,148,789	215,217,559
End of year	$135,695,150	$145,148,789
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	318,082	319,630
Service Class	1,722,921	2,199,264
Institutional Class	994,596	677,808
Shares issued in reinvestment of distributions
Investor Class	93,287	104,378
Service Class	462,134	655,800
Institutional Class	213,603	151,760
Shares redeemed
Investor Class	(497,702)	(660,605)
Service Class	(4,219,339)	(6,867,345)
Institutional Class	(356,134)	(525,324)
Net Decrease	(1,268,552)	(3,944,634)
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West Lifetime Conservative 2030 Fund	2019	2018
OPERATIONS:
Net investment income	$196,477	$157,444
Net realized gain (loss)	(77,469)	389,746
Net change in unrealized appreciation (depreciation)	1,077,315	(878,927)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,196,323	(331,737)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(7,031)	(3,550)
Service Class	(459,710)	(473,249)
Institutional Class	(86,105)	(2,956)
From Net Investment Income and Net Realized Gains	(552,846)	(479,755)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	27,084	77,474
Service Class	3,571,174	4,796,116
Institutional Class	2,139,011	30,404
Shares issued in reinvestment of distributions
Investor Class	7,031	3,550
Service Class	459,710	473,249
Institutional Class	86,105	2,956
Shares redeemed
Investor Class	(1,102)	(86)
Service Class	(3,098,022)	(2,797,638)
Institutional Class	(1,042,481)	(1,978)
Net Increase in Net Assets Resulting from Capital Share Transactions	2,148,510	2,584,047
Total Increase in Net Assets	2,791,987	1,772,555
NET ASSETS:
Beginning of year	6,630,090	4,857,535
End of year	$9,422,077	$6,630,090
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,601	7,269
Service Class	340,681	443,012
Institutional Class	205,467	2,833
Shares issued in reinvestment of distributions
Investor Class	677	362
Service Class	44,105	46,270
Institutional Class	8,209	290
Shares redeemed
Investor Class	(107)	(8)
Service Class	(297,459)	(256,323)
Institutional Class	(97,582)	(179)
Net Increase	206,592	243,526
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West Lifetime Conservative 2035 Fund	2019	2018
OPERATIONS:
Net investment income	$2,777,169	$3,541,707
Net realized gain	3,839,142	12,851,181
Net change in unrealized appreciation (depreciation)	15,634,221	(24,794,774)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,250,532	(8,401,886)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,383,914)	(1,532,803)
Service Class	(6,514,850)	(8,959,028)
Institutional Class	(3,592,607)	(2,632,976)
From Net Investment Income and Net Realized Gains	(11,491,371)	(13,124,807)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3,842,958	4,521,243
Service Class	20,081,905	29,483,409
Institutional Class	10,428,230	7,557,385
Shares issued in reinvestment of distributions
Investor Class	1,383,914	1,532,803
Service Class	6,514,850	8,959,028
Institutional Class	3,592,607	2,632,976
Shares redeemed
Investor Class	(5,834,269)	(6,321,089)
Service Class	(43,947,249)	(72,921,716)
Institutional Class	(4,775,937)	(4,782,416)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(8,712,991)	(29,338,377)
Total Increase (Decrease) in Net Assets	2,046,170	(50,865,070)
NET ASSETS:
Beginning of year	131,515,673	182,380,743
End of year	$133,561,843	$131,515,673
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	285,291	317,299
Service Class	1,485,264	2,076,352
Institutional Class	1,387,016	873,582
Shares issued in reinvestment of distributions
Investor Class	103,826	116,946
Service Class	486,753	675,937
Institutional Class	504,546	351,099
Shares redeemed
Investor Class	(430,200)	(437,111)
Service Class	(3,254,532)	(5,165,398)
Institutional Class	(636,068)	(561,526)
Net Decrease	(68,104)	(1,752,820)
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West Lifetime Conservative 2040 Fund	2019	2018
OPERATIONS:
Net investment income	$122,768	$86,119
Net realized gain	48,589	336,438
Net change in unrealized appreciation (depreciation)	757,472	(684,540)
Net Increase (Decrease) in Net Assets Resulting from Operations	928,829	(261,983)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(939)	(814)
Service Class	(366,110)	(252,326)
Institutional Class	(62,078)	(3,551)
From Net Investment Income and Net Realized Gains	(429,127)	(256,691)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	818	959
Service Class	3,058,618	3,182,299
Institutional Class	883,858	35,559
Shares issued in reinvestment of distributions
Investor Class	939	814
Service Class	366,110	252,326
Institutional Class	62,078	3,551
Shares redeemed
Investor Class	(819)	(3,370)
Service Class	(1,863,970)	(1,769,676)
Institutional Class	(108,255)	(286)
Net Increase in Net Assets Resulting from Capital Share Transactions	2,399,377	1,702,176
Total Increase in Net Assets	2,899,079	1,183,502
NET ASSETS:
Beginning of year	3,789,439	2,605,937
End of year	$6,688,518	$3,789,439
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	72	81
Service Class	275,832	278,225
Institutional Class	81,541	3,086
Shares issued in reinvestment of distributions
Investor Class	86	77
Service Class	33,304	23,885
Institutional Class	5,612	336
Shares redeemed
Investor Class	(73)	(284)
Service Class	(170,093)	(153,227)
Institutional Class	(9,693)	(25)
Net Increase	216,588	152,154
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West Lifetime Conservative 2045 Fund	2019	2018
OPERATIONS:
Net investment income	$1,641,489	$1,940,959
Net realized gain	3,143,184	11,166,539
Net change in unrealized appreciation (depreciation)	12,135,633	(20,290,508)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,920,306	(7,183,010)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(887,174)	(1,037,155)
Service Class	(5,356,078)	(7,111,679)
Institutional Class	(2,746,720)	(2,153,425)
From Net Investment Income and Net Realized Gains	(8,989,972)	(10,302,259)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,953,319	2,823,591
Service Class	17,330,616	20,449,757
Institutional Class	5,271,049	4,067,846
Shares issued in reinvestment of distributions
Investor Class	887,174	1,037,155
Service Class	5,356,078	7,111,679
Institutional Class	2,746,720	2,153,425
Shares redeemed
Investor Class	(3,379,092)	(3,676,869)
Service Class	(31,967,017)	(44,742,885)
Institutional Class	(3,355,213)	(2,999,218)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(4,156,366)	(13,775,519)
Total Increase (Decrease) in Net Assets	3,773,968	(31,260,788)
NET ASSETS:
Beginning of year	82,085,783	113,346,571
End of year	$85,859,751	$82,085,783
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	210,328	184,444
Service Class	1,233,604	1,341,841
Institutional Class	764,018	476,142
Shares issued in reinvestment of distributions
Investor Class	64,496	75,543
Service Class	389,282	515,167
Institutional Class	436,965	309,082
Shares redeemed
Investor Class	(240,239)	(238,912)
Service Class	(2,277,757)	(2,944,621)
Institutional Class	(488,294)	(351,239)
Net Increase (Decrease)	92,403	(632,553)
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West Lifetime Conservative 2050 Fund	2019	2018
OPERATIONS:
Net investment income	$94,783	$60,007
Net realized gain	55,981	284,134
Net change in unrealized appreciation (depreciation)	670,184	(620,224)
Net Increase (Decrease) in Net Assets Resulting from Operations	820,948	(276,083)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(2,961)	(1,825)
Service Class	(326,069)	(158,019)
Institutional Class	(48,705)	(6,096)
From Net Investment Income and Net Realized Gains	(377,735)	(165,940)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	16,567	15,251
Service Class	2,703,151	2,442,598
Institutional Class	596,207	88,222
Shares issued in reinvestment of distributions
Investor Class	2,961	1,825
Service Class	326,069	158,019
Institutional Class	48,705	6,096
Shares redeemed
Investor Class	(17,884)	(346)
Service Class	(1,670,255)	(708,340)
Institutional Class	(101,316)	(3,620)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,904,205	1,999,705
Total Increase in Net Assets	2,347,418	1,557,682
NET ASSETS:
Beginning of year	2,935,548	1,377,866
End of year	$5,282,966	$2,935,548
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,483	1,312
Service Class	239,930	210,130
Institutional Class	54,191	7,656
Shares issued in reinvestment of distributions
Investor Class	267	171
Service Class	29,275	14,800
Institutional Class	4,372	577
Shares redeemed
Investor Class	(1,577)	(29)
Service Class	(149,739)	(60,988)
Institutional Class	(8,852)	(325)
Net Increase	169,350	173,304
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West Lifetime Conservative 2055 Fund	2019	2018
OPERATIONS:
Net investment income	$839,739	$843,416
Net realized gain	1,714,286	5,363,585
Net change in unrealized appreciation (depreciation)	6,252,874	(10,038,015)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,806,899	(3,831,014)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(577,192)	(529,723)
Service Class	(2,806,963)	(2,789,807)
Institutional Class	(1,364,995)	(865,045)
From Net Investment Income and Net Realized Gains	(4,749,150)	(4,184,575)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,396,801	2,097,953
Service Class	13,584,675	15,822,885
Institutional Class	2,648,038	2,879,026
Shares issued in reinvestment of distributions
Investor Class	577,192	529,723
Service Class	2,806,963	2,789,807
Institutional Class	1,364,995	865,045
Shares redeemed
Investor Class	(2,299,100)	(1,539,720)
Service Class	(16,764,916)	(20,925,716)
Institutional Class	(1,021,757)	(883,325)
Net Increase in Net Assets Resulting from Capital Share Transactions	3,292,891	1,635,678
Total Increase (Decrease) in Net Assets	7,350,640	(6,379,911)
NET ASSETS:
Beginning of year	38,017,134	44,397,045
End of year	$45,367,774	$38,017,134
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	168,494	136,228
Service Class	955,418	1,035,374
Institutional Class	357,236	321,463
Shares issued in reinvestment of distributions
Investor Class	41,569	38,580
Service Class	201,973	201,807
Institutional Class	197,692	116,035
Shares redeemed
Investor Class	(160,372)	(100,190)
Service Class	(1,178,109)	(1,375,853)
Institutional Class	(138,309)	(97,847)
Net Increase	445,592	275,597
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended December 31, 2019
Great-West Lifetime Conservative 2060 Fund	2019 (a)
OPERATIONS:
Net investment income	$7,623
Net realized gain	18,441
Net change in unrealized appreciation	10,478
Net Increase in Net Assets Resulting from Operations	36,542
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(258)
Service Class	(255)
Institutional Class	(9,598)
From Net Investment Income and Net Realized Gains	(10,111)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	10,000
Service Class	10,000
Institutional Class	452,801
Shares issued in reinvestment of distributions
Investor Class	258
Service Class	255
Institutional Class	9,598
Shares redeemed
Institutional Class	(24,201)
Net Increase in Net Assets Resulting from Capital Share Transactions	458,711
Total Increase in Net Assets	485,142
NET ASSETS:
Beginning of Period	0
End of Period	$485,142
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,000
Service Class	1,000
Institutional Class	45,399
Shares issued in reinvestment of distributions
Investor Class	25
Service Class	25
Institutional Class	911
Shares redeemed
Institutional Class	(2,362)
Net Increase	45,998
(a)Fund commenced operations on May 2, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$11.37	0.25	1.10	1.35	(0.20)	(0.26)	(0.46)	$12.26	11.97%
12/31/2018	$12.30	0.32	(0.68)	(0.36)	(0.32)	(0.25)	(0.57)	$11.37	(3.03%)
12/31/2017	$11.77	0.24	0.74	0.98	(0.26)	(0.19)	(0.45)	$12.30	8.38%
12/31/2016	$11.40	0.22	0.53	0.75	(0.19)	(0.19)	(0.38)	$11.77	6.62%
12/31/2015	$12.37	0.20	(0.36)	(0.16)	(0.25)	(0.56)	(0.81)	$11.40	(1.31%)
Service Class
12/31/2019	$11.45	0.24	1.12	1.36	(0.19)	(0.26)	(0.45)	$12.36	11.91%
12/31/2018	$12.36	0.26	(0.64)	(0.38)	(0.28)	(0.25)	(0.53)	$11.45	(3.16%)
12/31/2017	$11.82	0.24	0.73	0.97	(0.24)	(0.19)	(0.43)	$12.36	8.26%
12/31/2016	$11.45	0.21	0.52	0.73	(0.17)	(0.19)	(0.36)	$11.82	6.46%
12/31/2015	$12.41	0.22	(0.38)	(0.16)	(0.24)	(0.56)	(0.80)	$11.45	(1.30%)
Institutional Class
12/31/2019	$ 8.85	0.24	0.85	1.09	(0.25)	(0.26)	(0.51)	$ 9.43	12.38%
12/31/2018	$ 9.71	0.36	(0.61)	(0.25)	(0.36)	(0.25)	(0.61)	$ 8.85	(2.72%)
12/31/2017	$ 9.39	0.28	0.53	0.81	(0.30)	(0.19)	(0.49)	$ 9.71	8.77%
12/31/2016	$ 9.19	0.29	0.34	0.63	(0.24)	(0.19)	(0.43)	$ 9.39	6.96%
12/31/2015 (d)	$10.00	0.58	(0.87)	(0.29)	(0.31)	(0.21)	(0.52)	$ 9.19	(2.92%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019	$ 4,558	0.47%	0.42%	2.07%	19%
12/31/2018	$ 4,489	0.47%	0.43%	2.66%	46%
12/31/2017	$ 5,455	0.47%	0.43%	1.94%	17%
12/31/2016	$ 7,253	0.47%	0.44%	1.92%	21%
12/31/2015	$ 8,435	0.32%	0.30%	1.61%	40% (h)
Service Class
12/31/2019	$ 43,836	0.57%	0.52%	1.94%	19%
12/31/2018	$ 52,648	0.57%	0.53%	2.15%	46%
12/31/2017	$ 99,791	0.57%	0.53%	1.99%	17%
12/31/2016	$107,343	0.57%	0.54%	1.81%	21%
12/31/2015	$135,439	0.45%	0.43%	1.76%	40% (h)
Institutional Class
12/31/2019	$ 7,083	0.12%	0.07%	2.53%	19%
12/31/2018	$ 5,740	0.12%	0.08%	3.80%	46%
12/31/2017	$ 3,212	0.12%	0.08%	2.84%	17%
12/31/2016	$ 1,562	0.12%	0.09%	3.04%	21%
12/31/2015 (d)	$ 569	0.12% (i)	0.09% (i)	8.94% (i)	40% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$ 9.91	0.23	1.05	1.28	(0.17)	(0.32)	(0.49)	$10.70	13.09%
12/31/2018	$10.82	0.23	(0.61)	(0.38)	(0.30)	(0.23)	(0.53)	$ 9.91	(3.60%)
12/31/2017	$10.21	0.28	0.68	0.96	(0.29)	(0.06)	(0.35)	$10.82	9.46%
12/31/2016 (d)	$10.00	0.19	0.19	0.38	(0.17)	(0.00) (e)	(0.17)	$10.21	3.89% (f)
Service Class
12/31/2019	$ 9.86	0.20	1.06	1.26	(0.14)	(0.32)	(0.46)	$10.66	13.00%
12/31/2018	$10.78	0.30	(0.69)	(0.39)	(0.30)	(0.23)	(0.53)	$ 9.86	(3.69%)
12/31/2017	$10.17	0.29	0.66	0.95	(0.28)	(0.06)	(0.34)	$10.78	9.38%
12/31/2016 (d)	$10.00	0.41	(0.05)	0.36	(0.19)	(0.00) (e)	(0.19)	$10.17	3.67% (f)
Institutional Class
12/31/2019	$ 9.80	0.31	0.99	1.30	(0.23)	(0.32)	(0.55)	$10.55	13.45%
12/31/2018	$10.79	0.26	(0.58)	(0.32)	(0.44)	(0.23)	(0.67)	$ 9.80	(3.06%)
12/31/2017	$10.19	0.47	0.53	1.00	(0.34)	(0.06)	(0.40)	$10.79	9.85%
12/31/2016 (d)	$10.00	0.22	0.17	0.39	(0.20)	(0.00) (e)	(0.20)	$10.19	3.99% (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2019	$ 17	0.47%	0.43%	2.14%	60%
12/31/2018	$ 14	0.47%	0.44%	2.17%	64%
12/31/2017	$ 18	0.47%	0.44%	2.60%	30%
12/31/2016 (d)	$ 10	0.47% (i)	0.45% (i)	2.82% (i)	46% (f)
Service Class
12/31/2019	$4,143	0.57%	0.53%	1.91%	60%
12/31/2018	$5,021	0.57%	0.54%	2.86%	64%
12/31/2017	$3,370	0.57%	0.54%	2.67%	30%
12/31/2016 (d)	$ 686	0.57% (i)	0.53% (i)	5.92% (i)	46% (f)
Institutional Class
12/31/2019	$1,609	0.12%	0.08%	3.00%	60%
12/31/2018	$ 19	0.12%	0.09%	2.38%	64%
12/31/2017	$ 81	0.12%	0.09%	4.32%	30%
12/31/2016 (d)	$ 10	0.12% (i)	0.09% (i)	3.17% (i)	46% (f)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Amount was less than $0.01 per share.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$11.86	0.27	1.41	1.68	(0.23)	(0.56)	(0.79)	$12.75	14.35%
12/31/2018	$13.20	0.33	(0.84)	(0.51)	(0.33)	(0.50)	(0.83)	$11.86	(4.02%)
12/31/2017	$12.46	0.27	1.04	1.31	(0.27)	(0.30)	(0.57)	$13.20	10.66%
12/31/2016	$12.23	0.26	0.63	0.89	(0.25)	(0.41)	(0.66)	$12.46	7.33%
12/31/2015	$13.43	0.25	(0.44)	(0.19)	(0.28)	(0.73)	(1.01)	$12.23	(1.40%)
Service Class
12/31/2019	$11.90	0.25	1.43	1.68	(0.21)	(0.56)	(0.77)	$12.81	14.24%
12/31/2018	$13.22	0.29	(0.81)	(0.52)	(0.30)	(0.50)	(0.80)	$11.90	(4.11%)
12/31/2017	$12.47	0.26	1.04	1.30	(0.25)	(0.30)	(0.55)	$13.22	10.57%
12/31/2016	$12.23	0.24	0.64	0.88	(0.23)	(0.41)	(0.64)	$12.47	7.24%
12/31/2015	$13.43	0.25	(0.46)	(0.21)	(0.26)	(0.73)	(0.99)	$12.23	(1.56%)
Institutional Class
12/31/2019	$ 8.03	0.23	0.94	1.17	(0.31)	(0.56)	(0.87)	$ 8.33	14.67%
12/31/2018	$ 9.26	0.28	(0.61)	(0.33)	(0.40)	(0.50)	(0.90)	$ 8.03	(3.64%)
12/31/2017	$ 8.94	0.27	0.70	0.97	(0.35)	(0.30)	(0.65)	$ 9.26	11.04%
12/31/2016	$ 8.99	0.25	0.43	0.68	(0.32)	(0.41)	(0.73)	$ 8.94	7.67%
12/31/2015 (d)	$10.00	0.56	(0.89)	(0.33)	(0.34)	(0.34)	(0.68)	$ 8.99	(3.39%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019	$ 19,363	0.47%	0.44%	2.13%	22%
12/31/2018	$ 19,035	0.47%	0.45%	2.57%	39%
12/31/2017	$ 24,318	0.47%	0.45%	2.10%	21%
12/31/2016	$ 25,422	0.47%	0.45%	2.05%	24%
12/31/2015	$ 26,795	0.33%	0.33%	1.86%	36% (h)
Service Class
12/31/2019	$ 96,817	0.57%	0.54%	1.93%	22%
12/31/2018	$114,141	0.57%	0.55%	2.25%	39%
12/31/2017	$179,914	0.57%	0.55%	2.02%	21%
12/31/2016	$193,914	0.57%	0.55%	1.92%	24%
12/31/2015	$223,467	0.45%	0.44%	1.88%	36% (h)
Institutional Class
12/31/2019	$ 19,515	0.12%	0.09%	2.66%	22%
12/31/2018	$ 11,974	0.12%	0.10%	3.12%	39%
12/31/2017	$ 10,986	0.12%	0.10%	2.89%	21%
12/31/2016	$ 5,684	0.12%	0.10%	2.78%	24%
12/31/2015 (d)	$ 3,368	0.12% (i)	0.10% (i)	8.79% (i)	36% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$ 9.67	0.24	1.26	1.50	(0.23)	(0.41)	(0.64)	$10.53	15.79%
12/31/2018	$11.04	0.48	(0.98)	(0.50)	(0.56)	(0.31)	(0.87)	$ 9.67	(4.80%)
12/31/2017	$10.26	0.24	1.02	1.26	(0.38)	(0.10)	(0.48)	$11.04	12.43%
12/31/2016 (d)	$10.00	0.20	0.27	0.47	(0.20)	(0.01)	(0.21)	$10.26	4.72% (e)
Service Class
12/31/2019	$ 9.70	0.23	1.27	1.50	(0.21)	(0.41)	(0.62)	$10.58	15.76%
12/31/2018	$11.05	0.30	(0.82)	(0.52)	(0.52)	(0.31)	(0.83)	$ 9.70	(4.99%)
12/31/2017	$10.23	0.27	0.99	1.26	(0.34)	(0.10)	(0.44)	$11.05	12.41%
12/31/2016 (d)	$10.00	0.32	0.14	0.46	(0.22)	(0.01)	(0.23)	$10.23	4.58% (e)
Institutional Class
12/31/2019	$ 9.75	0.31	1.24	1.55	(0.28)	(0.41)	(0.69)	$10.61	16.17%
12/31/2018	$11.04	0.40	(0.87)	(0.47)	(0.51)	(0.31)	(0.82)	$ 9.75	(4.48%)
12/31/2017	$10.25	0.32	0.99	1.31	(0.42)	(0.10)	(0.52)	$11.04	12.92%
12/31/2016 (d)	$10.00	0.23	0.26	0.49	(0.23)	(0.01)	(0.24)	$10.25	4.92% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019	$ 126	0.47%	0.44%	2.33%	45%
12/31/2018	$ 85	0.47%	0.45%	4.59%	53%
12/31/2017	$ 13	0.47%	0.46%	2.24%	82%
12/31/2016 (d)	$ 10	0.47% (h)	0.47% (h)	2.95% (h)	193% (e)
Service Class
12/31/2019	$8,014	0.57%	0.54%	2.17%	45%
12/31/2018	$6,500	0.57%	0.55%	2.82%	53%
12/31/2017	$4,826	0.57%	0.55%	2.44%	82%
12/31/2016 (d)	$1,518	0.57% (h)	0.55% (h)	4.52% (h)	193% (e)
Institutional Class
12/31/2019	$1,282	0.12%	0.09%	2.92%	45%
12/31/2018	$ 46	0.12%	0.10%	3.73%	53%
12/31/2017	$ 19	0.12%	0.11%	2.92%	82%
12/31/2016 (d)	$ 10	0.12% (h)	0.12% (h)	3.26% (h)	193% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$12.43	0.27	1.92	2.19	(0.22)	(0.80)	(1.02)	$13.60	17.96%
12/31/2018	$14.38	0.34	(1.13)	(0.79)	(0.31)	(0.85)	(1.16)	$12.43	(5.79%)
12/31/2017	$13.28	0.29	1.61	1.90	(0.28)	(0.52)	(0.80)	$14.38	14.43%
12/31/2016	$13.22	0.27	0.82	1.09	(0.26)	(0.77)	(1.03)	$13.28	8.37%
12/31/2015	$14.87	0.28	(0.53)	(0.25)	(0.30)	(1.10)	(1.40)	$13.22	(1.66%)
Service Class
12/31/2019	$12.49	0.26	1.92	2.18	(0.20)	(0.80)	(1.00)	$13.67	17.75%
12/31/2018	$14.42	0.29	(1.10)	(0.81)	(0.27)	(0.85)	(1.12)	$12.49	(5.89%)
12/31/2017	$13.30	0.27	1.63	1.90	(0.26)	(0.52)	(0.78)	$14.42	14.36%
12/31/2016	$13.23	0.24	0.84	1.08	(0.24)	(0.77)	(1.01)	$13.30	8.25%
12/31/2015	$14.86	0.26	(0.51)	(0.25)	(0.28)	(1.10)	(1.38)	$13.23	(1.72%)
Institutional Class
12/31/2019	$ 6.98	0.20	1.04	1.24	(0.31)	(0.80)	(1.11)	$ 7.11	18.33%
12/31/2018	$ 8.65	0.24	(0.67)	(0.43)	(0.39)	(0.85)	(1.24)	$ 6.98	(5.42%)
12/31/2017	$ 8.32	0.29	0.93	1.22	(0.37)	(0.52)	(0.89)	$ 8.65	14.88%
12/31/2016	$ 8.68	0.25	0.50	0.75	(0.34)	(0.77)	(1.11)	$ 8.32	8.78%
12/31/2015 (d)	$10.00	0.68	(1.09)	(0.41)	(0.36)	(0.55)	(0.91)	$ 8.68	(4.29%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019	$ 18,953	0.47%	0.45%	2.02%	27%
12/31/2018	$ 17,834	0.47%	0.46%	2.41%	39%
12/31/2017	$ 20,674	0.47%	0.46%	2.07%	26%
12/31/2016	$ 21,411	0.47%	0.46%	1.98%	25%
12/31/2015	$ 21,286	0.35%	0.34%	1.93%	37% (h)
Service Class
12/31/2019	$ 88,786	0.57%	0.55%	1.91%	27%
12/31/2018	$ 97,095	0.57%	0.56%	2.04%	39%
12/31/2017	$146,880	0.57%	0.56%	1.91%	26%
12/31/2016	$159,396	0.57%	0.56%	1.79%	25%
12/31/2015	$191,874	0.45%	0.45%	1.79%	37% (h)
Institutional Class
12/31/2019	$ 25,823	0.12%	0.10%	2.63%	27%
12/31/2018	$ 16,587	0.12%	0.11%	2.83%	39%
12/31/2017	$ 14,827	0.12%	0.11%	3.28%	26%
12/31/2016	$ 4,054	0.12%	0.11%	2.82%	25%
12/31/2015 (d)	$ 2,192	0.12% (i)	0.11% (i)	10.64% (i)	37% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$10.13	0.23	1.76	1.99	(0.22)	(0.55)	(0.77)	$11.35	20.05%
12/31/2018	$11.67	0.23	(1.02)	(0.79)	(0.33)	(0.42)	(0.75)	$10.13	(6.95%)
12/31/2017	$10.41	0.23	1.48	1.71	(0.34)	(0.11)	(0.45)	$11.67	16.54%
12/31/2016 (d)	$10.00	0.23	0.36	0.59	(0.18)	(0.00) (e)	(0.18)	$10.41	6.01% (f)
Service Class
12/31/2019	$10.07	0.24	1.74	1.98	(0.22)	(0.55)	(0.77)	$11.28	20.02%
12/31/2018	$11.63	0.30	(1.11)	(0.81)	(0.33)	(0.42)	(0.75)	$10.07	(7.12%)
12/31/2017	$10.40	0.37	1.33	1.70	(0.36)	(0.11)	(0.47)	$11.63	16.41%
12/31/2016 (d)	$10.00	0.64	(0.04)	0.60	(0.20)	(0.00) (e)	(0.20)	$10.40	6.06% (f)
Institutional Class
12/31/2019	$10.10	0.32	1.71	2.03	(0.28)	(0.55)	(0.83)	$11.30	20.53%
12/31/2018	$11.66	0.36	(1.11)	(0.75)	(0.39)	(0.42)	(0.81)	$10.10	(6.65%)
12/31/2017	$10.42	0.32	1.43	1.75	(0.40)	(0.11)	(0.51)	$11.66	16.91%
12/31/2016 (d)	$10.00	0.22	0.40	0.62	(0.20)	(0.00) (e)	(0.20)	$10.42	6.34% (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2019	$ 14	0.47%	0.46%	2.07%	32%
12/31/2018	$ 11	0.47%	0.47%	2.03%	56%
12/31/2017	$ 15	0.47%	0.47%	2.07%	46%
12/31/2016 (d)	$ 16	0.47% (i)	0.47% (i)	3.31% (i)	6% (f)
Service Class
12/31/2019	$5,743	0.57%	0.56%	2.16%	32%
12/31/2018	$3,727	0.57%	0.56%	2.64%	56%
12/31/2017	$2,573	0.57%	0.56%	3.21%	46%
12/31/2016 (d)	$ 405	0.57% (i)	0.55% (i)	9.14% (i)	6% (f)
Institutional Class
12/31/2019	$ 932	0.12%	0.11%	2.85%	32%
12/31/2018	$ 50	0.12%	0.12%	3.13%	56%
12/31/2017	$ 19	0.12%	0.12%	2.86%	46%
12/31/2016 (d)	$ 11	0.12% (i)	0.12% (i)	3.19% (i)	6% (f)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Amount was less than $0.01 per share.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$12.79	0.28	2.47	2.75	(0.22)	(1.08)	(1.30)	$14.24	21.95%
12/31/2018	$15.48	0.32	(1.50)	(1.18)	(0.28)	(1.23)	(1.51)	$12.79	(7.94%)
12/31/2017	$13.90	0.30	2.21	2.51	(0.29)	(0.64)	(0.93)	$15.48	18.17%
12/31/2016	$13.90	0.23	1.02	1.25	(0.25)	(1.00)	(1.25)	$13.90	9.17%
12/31/2015	$15.73	0.27	(0.56)	(0.29)	(0.30)	(1.24)	(1.54)	$13.90	(1.86%)
Service Class
12/31/2019	$12.81	0.25	2.48	2.73	(0.19)	(1.08)	(1.27)	$14.27	21.77%
12/31/2018	$15.47	0.27	(1.45)	(1.18)	(0.25)	(1.23)	(1.48)	$12.81	(7.99%)
12/31/2017	$13.89	0.27	2.21	2.48	(0.26)	(0.64)	(0.90)	$15.47	18.00%
12/31/2016	$13.89	0.23	1.01	1.24	(0.24)	(1.00)	(1.24)	$13.89	9.09%
12/31/2015	$15.71	0.26	(0.57)	(0.31)	(0.27)	(1.24)	(1.51)	$13.89	(1.96%)
Institutional Class
12/31/2019	$ 6.36	0.17	1.17	1.34	(0.30)	(1.08)	(1.38)	$ 6.32	22.27%
12/31/2018	$ 8.55	0.21	(0.79)	(0.58)	(0.38)	(1.23)	(1.61)	$ 6.36	(7.57%)
12/31/2017	$ 8.10	0.29	1.18	1.47	(0.38)	(0.64)	(1.02)	$ 8.55	18.50%
12/31/2016	$ 8.64	0.25	0.55	0.80	(0.34)	(1.00)	(1.34)	$ 8.10	9.55%
12/31/2015 (d)	$10.00	0.48	(0.96)	(0.48)	(0.35)	(0.53)	(0.88)	$ 8.64	(4.88%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019	$ 10,838	0.47%	0.46%	1.99%	28%
12/31/2018	$ 9,298	0.47%	0.46%	2.09%	38%
12/31/2017	$ 10,923	0.47%	0.46%	1.97%	28%
12/31/2016	$ 10,852	0.47%	0.47%	1.67%	28%
12/31/2015	$ 12,872	0.35%	0.34%	1.76%	33% (h)
Service Class
12/31/2019	$ 60,435	0.57%	0.56%	1.78%	28%
12/31/2018	$ 62,653	0.57%	0.56%	1.78%	38%
12/31/2017	$ 92,496	0.57%	0.56%	1.82%	28%
12/31/2016	$ 95,036	0.57%	0.57%	1.66%	28%
12/31/2015	$106,551	0.45%	0.45%	1.68%	33% (h)
Institutional Class
12/31/2019	$ 14,587	0.12%	0.11%	2.45%	28%
12/31/2018	$ 10,135	0.12%	0.11%	2.57%	38%
12/31/2017	$ 9,928	0.12%	0.11%	3.34%	28%
12/31/2016	$ 1,874	0.12%	0.12%	2.94%	28%
12/31/2015 (d)	$ 832	0.12% (i)	0.11% (i)	7.48% (i)	33% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$10.07	0.21	2.05	2.26	(0.21)	(0.66)	(0.87)	$11.46	22.89%
12/31/2018	$11.74	0.30	(1.29)	(0.99)	(0.34)	(0.34)	(0.68)	$10.07	(8.66%)
12/31/2017	$10.34	0.26	1.69	1.95	(0.42)	(0.13)	(0.55)	$11.74	18.96%
12/31/2016 (d)	$10.00	0.20	0.46	0.66	(0.29)	(0.03)	(0.32)	$10.34	6.66% (e)
Service Class
12/31/2019	$10.11	0.24	2.02	2.26	(0.21)	(0.66)	(0.87)	$11.50	22.78%
12/31/2018	$11.77	0.31	(1.31)	(1.00)	(0.32)	(0.34)	(0.66)	$10.11	(8.71%)
12/31/2017	$10.33	0.36	1.58	1.94	(0.37)	(0.13)	(0.50)	$11.77	18.79%
12/31/2016 (d)	$10.00	0.23	0.42	0.65	(0.29)	(0.03)	(0.32)	$10.33	6.63% (e)
Institutional Class
12/31/2019	$10.09	0.30	2.00	2.30	(0.28)	(0.66)	(0.94)	$11.45	23.21%
12/31/2018	$11.74	0.40	(1.35)	(0.95)	(0.36)	(0.34)	(0.70)	$10.09	(8.31%)
12/31/2017	$10.33	0.39	1.60	1.99	(0.45)	(0.13)	(0.58)	$11.74	19.41%
12/31/2016 (d)	$10.00	0.21	0.47	0.68	(0.32)	(0.03)	(0.35)	$10.33	6.85% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019	$ 37	0.47%	0.46%	1.88%	35%
12/31/2018	$ 30	0.47%	0.46%	2.58%	32%
12/31/2017	$ 18	0.47%	0.46%	2.29%	48%
12/31/2016 (d)	$ 11	0.47% (h)	0.47% (h)	2.94% (h)	130% (e)
Service Class
12/31/2019	$4,557	0.57%	0.56%	2.09%	35%
12/31/2018	$2,799	0.57%	0.56%	2.67%	32%
12/31/2017	$1,329	0.57%	0.56%	3.11%	48%
12/31/2016 (d)	$ 159	0.57% (h)	0.55% (h)	3.28% (h)	130% (e)
Institutional Class
12/31/2019	$ 689	0.12%	0.11%	2.70%	35%
12/31/2018	$ 106	0.12%	0.11%	3.43%	32%
12/31/2017	$ 30	0.12%	0.12%	3.44%	48%
12/31/2016 (d)	$ 11	0.12% (h)	0.12% (h)	3.11% (h)	130% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$12.83	0.28	2.62	2.90	(0.22)	(1.15)	(1.37)	$14.36	23.18%
12/31/2018	$15.53	0.33	(1.66)	(1.33)	(0.30)	(1.07)	(1.37)	$12.83	(8.95%)
12/31/2017	$13.74	0.32	2.32	2.64	(0.29)	(0.56)	(0.85)	$15.53	19.32%
12/31/2016	$13.52	0.25	0.99	1.24	(0.26)	(0.76)	(1.02)	$13.74	9.33%
12/31/2015	$15.21	0.24	(0.57)	(0.33)	(0.27)	(1.09)	(1.36)	$13.52	(2.16%)
Service Class
12/31/2019	$12.86	0.26	2.63	2.89	(0.20)	(1.15)	(1.35)	$14.40	23.01%
12/31/2018	$15.53	0.27	(1.61)	(1.34)	(0.26)	(1.07)	(1.33)	$12.86	(8.99%)
12/31/2017	$13.73	0.28	2.34	2.62	(0.26)	(0.56)	(0.82)	$15.53	19.18%
12/31/2016	$13.50	0.22	1.01	1.23	(0.24)	(0.76)	(1.00)	$13.73	9.23%
12/31/2015	$15.18	0.25	(0.59)	(0.34)	(0.25)	(1.09)	(1.34)	$13.50	(2.23%)
Institutional Class
12/31/2019	$ 6.86	0.19	1.36	1.55	(0.31)	(1.15)	(1.46)	$ 6.95	23.50%
12/31/2018	$ 9.04	0.24	(0.97)	(0.73)	(0.38)	(1.07)	(1.45)	$ 6.86	(8.58%)
12/31/2017	$ 8.35	0.32	1.31	1.63	(0.38)	(0.56)	(0.94)	$ 9.04	19.71%
12/31/2016	$ 8.63	0.33	0.49	0.82	(0.34)	(0.76)	(1.10)	$ 8.35	9.74%
12/31/2015 (d)	$10.00	0.45	(0.97)	(0.52)	(0.33)	(0.52)	(0.85)	$ 8.63	(5.35%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019	$ 6,737	0.47%	0.46%	1.96%	34%
12/31/2018	$ 5,381	0.47%	0.46%	2.17%	48%
12/31/2017	$ 5,353	0.47%	0.46%	2.12%	33%
12/31/2016	$ 4,115	0.47%	0.47%	1.81%	40%
12/31/2015	$ 3,807	0.34%	0.33%	1.58%	38% (h)
Service Class
12/31/2019	$30,774	0.57%	0.56%	1.80%	34%
12/31/2018	$27,738	0.57%	0.56%	1.79%	48%
12/31/2017	$35,665	0.57%	0.56%	1.84%	33%
12/31/2016	$32,341	0.57%	0.57%	1.59%	40%
12/31/2015	$36,402	0.46%	0.45%	1.67%	38% (h)
Institutional Class
12/31/2019	$ 7,858	0.12%	0.11%	2.52%	34%
12/31/2018	$ 4,899	0.12%	0.11%	2.69%	48%
12/31/2017	$ 3,379	0.12%	0.11%	3.55%	33%
12/31/2016	$ 765	0.12%	0.12%	3.76%	40%
12/31/2015 (d)	$ 188	0.12% (i)	0.11% (i)	7.03% (i)	38% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2060 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019 (d)	$10.00	0.21	0.60	0.81	(0.20)	(0.05)	(0.25)	$10.56	8.21% (e)
Service Class
12/31/2019 (d)	$10.00	0.21	0.60	0.81	(0.20)	(0.05)	(0.25)	$10.56	8.20% (e)
Institutional Class
12/31/2019 (d)	$10.00	0.30	0.54	0.84	(0.24)	(0.05)	(0.29)	$10.55	8.43% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019 (d)	$ 11	0.47% (h)	0.46% (h)	3.10% (h)	12% (e)
Service Class
12/31/2019 (d)	$ 11	0.57% (h)	0.46% (h)	3.02% (h)	12% (e)
Institutional Class
12/31/2019 (d)	$464	0.12% (h)	0.11% (h)	4.36% (h)	12% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on May 2, 2019.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West Lifetime Conservative 2015 Fund, the Great-West Lifetime Conservative 2020 Fund, the Great-West Lifetime Conservative 2025 Fund, the Great-West Lifetime Conservative 2030 Fund, the Great-West Lifetime Conservative 2035 Fund, the Great-West Lifetime Conservative 2040 Fund, the Great-West Lifetime Conservative 2045 Fund, the Great-West Lifetime Conservative 2050 Fund, the Great-West Lifetime Conservative 2055 Fund and the Great-West Lifetime Conservative 2060 Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation, except the investment objective of the Great-West Lifetime Conservative 2015 Fund is to seek income and secondarily, capital growth. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Each of the Funds offer four share classes, referred to as Investor Class, Service Class, Class L, and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Investor Class, Service Class, and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

Annual Report - December 31, 2019

The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2019, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2019 and 2018 were as follows:
Great-West Lifetime Conservative 2015 Fund
	2019	2018
Ordinary income	$942,052	$1,984,822
Long-term capital gain	1,223,535	1,592,043
	$2,165,587	$3,576,865
Great-West Lifetime Conservative 2020 Fund
	2019	2018
Ordinary income	$90,360	$147,915
Long-term capital gain	195,567	117,988
	$285,927	$265,903

Annual Report - December 31, 2019

Great-West Lifetime Conservative 2025 Fund
	2019	2018
Ordinary income	$2,588,334	$4,131,524
Long-term capital gain	6,208,853	6,615,600
	$8,797,187	$10,747,124
Great-West Lifetime Conservative 2030 Fund
	2019	2018
Ordinary income	$198,304	$303,301
Long-term capital gain	354,542	176,454
	$552,846	$479,755
Great-West Lifetime Conservative 2035 Fund
	2019	2018
Ordinary income	$2,635,063	$3,424,510
Long-term capital gain	8,856,308	9,700,297
	$11,491,371	$13,124,807
Great-West Lifetime Conservative 2040 Fund
	2019	2018
Ordinary income	$123,744	$116,836
Long-term capital gain	305,383	139,855
	$429,127	$256,691
Great-West Lifetime Conservative 2045 Fund
	2019	2018
Ordinary income	$1,604,895	$1,884,808
Long-term capital gain	7,385,077	8,417,451
	$8,989,972	$10,302,259
Great-West Lifetime Conservative 2050 Fund
	2019	2018
Ordinary income	$95,554	$82,215
Long-term capital gain	282,181	83,725
	$377,735	$165,940
Great-West Lifetime Conservative 2055 Fund
	2019	2018
Ordinary income	$823,717	$880,667
Long-term capital gain	3,925,433	3,303,908
	$4,749,150	$4,184,575
Great-West Lifetime Conservative 2060 Fund
2019
Ordinary income	$7,821
Long-term capital gain	2,290
$10,111

Annual Report - December 31, 2019

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2019, the components of distributable earnings on a tax basis were as follows:
Great-West Lifetime Conservative 2015 Fund
Undistributed net investment income	$542,194
Undistributed long-term capital gains	228,568
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(1,192,131)
Tax composition of capital	$(421,369)
Great-West Lifetime Conservative 2020 Fund
Undistributed net investment income	$35,923
Undistributed long-term capital gains	58,836
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(47,969)
Tax composition of capital	$46,790
Great-West Lifetime Conservative 2025 Fund
Undistributed net investment income	$332,963
Undistributed long-term capital gains	2,093,424
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(2,864,030)
Tax composition of capital	$(437,643)
Great-West Lifetime Conservative 2030 Fund
Undistributed net investment income	$1,215
Undistributed long-term capital gains	190,914
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(135,293)
Tax composition of capital	$56,836
Great-West Lifetime Conservative 2035 Fund
Undistributed net investment income	$176,868
Undistributed long-term capital gains	3,241,087
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(3,755,701)
Tax composition of capital	$(337,746)

Annual Report - December 31, 2019

Great-West Lifetime Conservative 2040 Fund
Undistributed net investment income	$25
Undistributed long-term capital gains	192,762
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(108,849)
Tax composition of capital	$83,938
Great-West Lifetime Conservative 2045 Fund
Undistributed net investment income	$66,017
Undistributed long-term capital gains	2,922,467
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(2,639,460)
Tax composition of capital	$349,024
Great-West Lifetime Conservative 2050 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	181,745
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(111,344)
Tax composition of capital	$70,401
Great-West Lifetime Conservative 2055 Fund
Undistributed net investment income	$20,999
Undistributed long-term capital gains	1,496,052
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(1,880,839)
Tax composition of capital	$(363,788)
Great-West Lifetime Conservative 2060 Fund
Undistributed net investment income	$194
Undistributed long-term capital gains	15,984
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	10,253
Tax composition of capital	$26,431

Annual Report - December 31, 2019

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2019 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Great-West Lifetime Conservative 2015 Fund	$56,691,022	$386,540	$(1,578,671)	$(1,192,131)
Great-West Lifetime Conservative 2020 Fund	5,819,313	15,881	(63,850)	(47,969)
Great-West Lifetime Conservative 2025 Fund	138,612,703	1,578,140	(4,442,170)	(2,864,030)
Great-West Lifetime Conservative 2030 Fund	9,561,286	31,286	(166,579)	(135,293)
Great-West Lifetime Conservative 2035 Fund	137,369,681	1,757,960	(5,513,661)	(3,755,701)
Great-West Lifetime Conservative 2040 Fund	6,800,215	82,399	(191,248)	(108,849)
Great-West Lifetime Conservative 2045 Fund	88,533,953	1,650,529	(4,289,989)	(2,639,460)
Great-West Lifetime Conservative 2050 Fund	5,396,592	62,040	(173,384)	(111,344)
Great-West Lifetime Conservative 2055 Fund	47,266,862	576,415	(2,457,254)	(1,880,839)
Great-West Lifetime Conservative 2060 Fund	474,941	15,183	(4,930)	10,253
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to Investor Class and Service Class shareholders and account owners and receives from the Investor Class and Service Class shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class shares and for providing or arranging for the provision of services to Service Class shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $975,000 for the year ended December 31, 2019.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

Annual Report - December 31, 2019

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2019, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Lifetime Conservative 2015 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	747,609	$8,616,508	$ 1,186,599	$ 2,818,119	$ (29,402)	$ 468,672	$ 223,009	$ 7,453,660	13.43%
Great-West Core Bond Fund Institutional Class	364,573	4,227,690	552,520	1,379,144	(12,092)	259,247	114,861	3,660,313	6.60
Great-West Global Bond Fund Institutional Class	432,255	4,389,515	614,300	1,172,173	(4,533)	37,045	151,765	3,868,687	6.97
Great-West High Yield Bond Fund Institutional Class	240,705	2,618,707	299,006	818,926	31,433	202,357	112,256	2,301,144	4.15
Great-West Inflation-Protected Securities Fund Institutional Class	887,774	9,492,982	1,602,186	2,801,528	(66,539)	459,810	191,048	8,753,450	15.78
Great-West Multi-Sector Bond Fund Institutional Class	311,423	3,459,929	376,533	1,142,965	(42,394)	324,188	91,286	3,017,685	5.44
Great-West Short Duration Bond Fund Institutional Class	332,619	3,605,662	613,299	1,019,075	(9,568)	106,347	98,357	3,306,233	5.96
					(133,095)	1,857,666	982,582	32,361,172	58.33
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	10,830	152,200	27,813	61,237	17,134	14,328	562	133,104	0.24
Great-West Emerging Markets Equity Fund Institutional Class	48,100	536,760	100,629	328,003	(44,316)	140,345	6,598	449,731	0.81
Great-West International Growth Fund Institutional Class	76,370	840,183	79,691	529,384	(95,822)	325,859	5,245	716,349	1.29
Great-West International Index Fund Institutional Class	156,790	1,857,215	274,140	750,595	84,480	212,229	49,614	1,592,989	2.87
Great-West International Value Fund Institutional Class	106,010	1,023,374	156,090	590,331	(125,346)	287,566	22,242	876,699	1.58
Great-West Large Cap Growth Fund Institutional Class	127,772	1,551,319	339,028	815,265	48,897	217,969	4,431	1,293,051	2.33
Great-West Large Cap Value Fund Institutional Class	211,080	899,489	1,037,090 (a)	596,214	(92,525)	213,179	38,307	1,553,544	2.80
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	45,978	424,841	71,166	263,355	(41,674)	127,818	2,421	360,470	0.65
Great-West Mid Cap Value Fund Institutional Class	57,452	621,545	95,136	314,894	(22,461)	130,794	7,486	532,581	0.96
Great-West Putnam Equity Income Fund Institutional Class	-	901,028	91,155	1,131,382 (b)	12,290	139,199	6,963	-	-
Great-West Real Estate Index Fund Institutional Class	79,509	829,060	170,425	374,711	12,892	111,474	13,325	736,248	1.33
Great-West S&P 500® Index Fund Institutional Class	292,904	3,360,717	704,472	1,690,362	21,878	472,202	88,830	2,847,029	5.13
Great-West S&P Mid Cap 400® Index Fund Institutional Class	136,815	1,435,808	289,764	786,772	(54,929)	281,593	22,797	1,220,393	2.20

Annual Report - December 31, 2019

Great-West Lifetime Conservative 2015 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
Great-West S&P Small Cap 600® Index Fund Institutional Class	83,936	$ 794,472	$ 205,271	$ 500,185	$ (84,509)	$ 166,054	$ 12,722	$ 665,612	1.20%
Great-West Small Cap Growth Fund Institutional Class	5,535	-	72,888	12,950	(114)	1,052	46	60,990	0.11
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	67,006	664,573	109,954	378,907	(30,359)	159,192	4,386	554,812	1.00
					(394,484)	3,000,853	285,975	13,593,602	24.50
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	7,687,657	8,396,985	1,278,252	2,105,131	-	-	117,551	7,687,657	13.86
					0	0	117,551	7,687,657	13.86
				Total	$(527,579)	$4,858,519	$1,386,108	$53,642,431	96.69%
(a) Includes assets received as part of the Fund's reorganization.
(b) Includes assets sold as part of the Fund's reorganization.
Great-West Lifetime Conservative 2020 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	84,047	$743,705	$ 518,347	$ 462,252	$ 7,210	$ 38,150	$ 25,142	$ 837,950	14.52%
Great-West Core Bond Fund Institutional Class	41,069	365,532	251,339	226,876	2,638	22,338	13,096	412,333	7.15
Great-West Global Bond Fund Institutional Class	45,465	356,432	255,156	203,810	929	(863)	15,991	406,915	7.05
Great-West High Yield Bond Fund Institutional Class	25,946	217,906	140,052	136,181	(4,236)	26,267	11,902	248,044	4.30
Great-West Inflation-Protected Securities Fund Institutional Class	73,304	601,634	458,298	372,710	(6,416)	35,552	15,516	722,774	12.53
Great-West Multi-Sector Bond Fund Institutional Class	34,764	298,289	191,541	185,394	(4,156)	32,432	9,831	336,868	5.84
Great-West Short Duration Bond Fund Institutional Class	28,558	238,124	181,055	141,888	607	6,573	8,477	283,864	4.92
					(3,424)	160,449	99,955	3,248,748	56.31
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	1,268	14,159	10,174	12,197	(118)	3,444	74	15,580	0.27
Great-West Emerging Markets Equity Fund Institutional Class	6,419	55,111	42,189	53,321	(4,380)	16,038	888	60,017	1.04
Great-West International Growth Fund Institutional Class	9,662	81,402	47,750	79,155	(13,600)	40,629	668	90,626	1.57
Great-West International Index Fund Institutional Class	19,829	181,002	122,767	147,356	(10,640)	45,053	6,320	201,466	3.49
Great-West International Value Fund Institutional Class	13,397	99,603	67,648	106,586	(31,162)	50,130	2,831	110,795	1.92

Annual Report - December 31, 2019

Great-West Lifetime Conservative 2020 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
Great-West Large Cap Growth Fund Institutional Class	15,037	$140,086	$ 110,080	$ 138,419	$ (13,632)	$ 40,429	$ 536	$ 152,176	2.64%
Great-West Large Cap Value Fund Institutional Class	25,096	82,426	161,142 (a)	88,878	(13,935)	30,019	4,656	184,709	3.20
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	5,888	41,972	29,175	40,134	(5,391)	15,149	306	46,162	0.80
Great-West Mid Cap Value Fund Institutional Class	6,787	56,131	38,080	48,537	(5,938)	17,244	872	62,918	1.09
Great-West Putnam Equity Income Fund Institutional Class	-	82,427	47,825	149,046 (b)	(6,117)	18,794	801	-	-
Great-West Real Estate Index Fund Institutional Class	8,567	69,779	54,517	53,726	3,163	8,764	1,406	79,334	1.38
Great-West S&P 500® Index Fund Institutional Class	34,688	304,435	227,841	285,697	(39,432)	90,590	10,380	337,169	5.85
Great-West S&P Mid Cap 400® Index Fund Institutional Class	16,184	130,470	98,634	124,620	(17,027)	39,872	2,668	144,356	2.50
Great-West S&P Small Cap 600® Index Fund Institutional Class	10,713	77,372	64,522	81,544	(16,236)	24,603	1,601	84,953	1.47
Great-West Small Cap Growth Fund Institutional Class	733	-	10,861	2,999	(75)	219	6	8,081	0.14
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	7,883	60,179	41,998	55,813	(5,819)	18,904	518	65,268	1.13
					(180,339)	459,881	34,531	1,643,610	28.49
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	662,309	556,177	418,493	322,140	-	-	9,779	662,309	11.48
					0	0	9,779	662,309	11.48
				Total	$(183,763)	$620,330	$144,265	$5,554,667	96.28%
(a) Includes assets received as part of the Fund's reorganization.
(b) Includes assets sold as part of the Fund's reorganization.
Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,061,350	$22,088,538	$ 4,103,424	$ 6,834,423	$ (2,451)	$ 1,194,120	$ 607,227	$ 20,551,659	15.15%
Great-West Core Bond Fund Institutional Class	1,005,696	10,831,763	1,911,417	3,296,942	16,129	650,944	310,856	10,097,182	7.44
Great-West Global Bond Fund Institutional Class	1,057,534	10,044,819	1,815,199	2,437,536	23,368	42,450	365,984	9,464,932	6.97
Great-West High Yield Bond Fund Institutional Class	613,033	6,243,983	966,899	1,829,967	90,863	479,679	282,297	5,860,594	4.32
Great-West Inflation-Protected Securities Fund Institutional Class	1,304,267	12,888,746	3,078,412	3,728,625	(63,385)	621,540	276,750	12,860,073	9.48

Annual Report - December 31, 2019

Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
Great-West Multi-Sector Bond Fund Institutional Class	846,552	$ 8,780,364	$ 1,291,881	$ 2,719,692	$(109,660)	$ 850,539	$ 243,244	$ 8,203,092	6.04%
Great-West Short Duration Bond Fund Institutional Class	534,854	5,406,227	1,246,734	1,493,728	(6,896)	157,218	156,218	5,316,451	3.92
					(52,032)	3,996,490	2,242,576	72,353,983	53.32
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	34,187	466,134	86,533	172,624	57,687	40,114	1,788	420,157	0.31
Great-West Emerging Markets Equity Fund Institutional Class	193,140	2,035,278	361,532	1,104,309	(145,327)	513,359	26,484	1,805,860	1.33
Great-West International Growth Fund Institutional Class	276,312	2,847,993	290,745	1,559,008	(200,818)	1,012,075	18,986	2,591,805	1.91
Great-West International Index Fund Institutional Class	568,566	6,315,615	937,675	2,155,413	347,806	678,756	179,496	5,776,633	4.26
Great-West International Value Fund Institutional Class	384,557	3,473,078	534,597	1,709,620	(321,380)	882,229	80,487	3,180,284	2.34
Great-West Large Cap Growth Fund Institutional Class	401,635	4,630,364	1,126,368	2,253,755	267,183	561,567	13,928	4,064,544	3.00
Great-West Large Cap Value Fund Institutional Class	675,858	2,706,052	3,257,423 (a)	1,547,892	(157,418)	558,731	121,493	4,974,314	3.67
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	169,653	1,484,997	263,182	875,763	(149,393)	457,662	8,936	1,330,078	0.98
Great-West Mid Cap Value Fund Institutional Class	184,407	1,862,763	308,711	777,125	16,541	315,107	23,881	1,709,456	1.26
Great-West Putnam Equity Income Fund Institutional Class	-	2,708,770	271,882	3,354,938 (b)	71,827	374,286	22,139	-	-
Great-West Real Estate Index Fund Institutional Class	209,310	2,042,608	522,551	922,702	18,601	295,749	34,727	1,938,206	1.43
Great-West S&P 500® Index Fund Institutional Class	931,489	10,059,340	2,247,942	4,541,267	229,274	1,288,054	281,780	9,054,069	6.67
Great-West S&P Mid Cap 400® Index Fund Institutional Class	434,108	4,310,107	949,707	2,076,310	4,888	688,742	72,374	3,872,246	2.85
Great-West S&P Small Cap 600® Index Fund Institutional Class	310,057	2,742,507	779,745	1,600,024	(254,072)	536,528	46,695	2,458,756	1.81
Great-West Small Cap Growth Fund Institutional Class	20,946	-	275,216	48,101	(503)	3,710	176	230,825	0.17
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	210,076	1,985,784	371,043	1,082,078	(64,042)	464,683	13,746	1,739,432	1.28
					(279,146)	8,671,352	947,116	45,146,665	33.27
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	12,402,238	12,592,048	2,777,553	3,152,915	-	-	185,552	12,402,238	9.14
					0	0	185,552	12,402,238	9.14
				Total	$(331,178)	$12,667,842	$3,375,244	$129,902,886	95.73%
(a) Includes assets received as part of the Fund's reorganization.
(b) Includes assets sold as part of the Fund's reorganization.

Annual Report - December 31, 2019

Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	141,955	$984,455	$ 828,633	$ 461,305	$ 2,161	$ 63,505	$ 38,525	$1,415,288	15.02%
Great-West Core Bond Fund Institutional Class	69,125	482,119	400,530	223,436	1,510	34,801	19,571	694,014	7.36
Great-West Global Bond Fund Institutional Class	69,594	428,467	385,224	189,039	381	(1,787)	23,480	622,864	6.61
Great-West High Yield Bond Fund Institutional Class	40,975	269,111	217,847	128,398	(6,121)	33,163	18,367	391,723	4.16
Great-West Inflation-Protected Securities Fund Institutional Class	63,233	401,266	385,166	186,947	(3,720)	23,990	13,107	623,475	6.62
Great-West Multi-Sector Bond Fund Institutional Class	57,931	387,983	311,727	182,119	(5,507)	43,764	15,859	561,355	5.96
Great-West Short Duration Bond Fund Institutional Class	27,953	182,240	172,988	82,946	144	5,576	7,514	277,858	2.95
					(11,152)	203,012	136,423	4,586,577	48.68
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	2,835	24,704	20,003	15,615	279	5,755	139	34,847	0.37
Great-West Emerging Markets Equity Fund Institutional Class	17,438	121,733	103,550	100,237	(10,859)	37,995	2,403	163,041	1.73
Great-West International Growth Fund Institutional Class	23,714	160,811	107,449	126,281	(23,027)	80,455	1,635	222,434	2.36
Great-West International Index Fund Institutional Class	48,788	357,301	274,595	224,345	(18,377)	88,130	15,513	495,681	5.26
Great-West International Value Fund Institutional Class	32,927	196,539	154,428	169,216	(52,546)	90,557	6,944	272,308	2.89
Great-West Large Cap Growth Fund Institutional Class	32,222	249,279	216,505	201,604	(15,710)	61,908	1,091	326,088	3.46
Great-West Large Cap Value Fund Institutional Class	54,799	145,126	354,567 (a)	149,043	(26,084)	52,674	9,661	403,324	4.28
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	14,655	84,712	65,235	65,092	(10,179)	30,043	760	114,898	1.22
Great-West Mid Cap Value Fund Institutional Class	14,836	100,021	76,712	70,469	(10,743)	31,263	1,906	137,527	1.46
Great-West Putnam Equity Income Fund Institutional Class	-	145,463	94,263	273,474 (b)	(9,083)	33,748	1,734	-	-
Great-West Real Estate Index Fund Institutional Class	14,887	96,174	92,767	64,358	2,251	13,272	2,429	137,855	1.46
Great-West S&P 500® Index Fund Institutional Class	75,017	540,712	457,812	406,291	(51,032)	136,931	22,433	729,164	7.74
Great-West S&P Mid Cap 400® Index Fund Institutional Class	34,989	231,090	195,351	177,460	(24,336)	63,117	5,773	312,098	3.31
Great-West S&P Small Cap 600® Index Fund Institutional Class	26,770	157,221	152,291	143,017	(30,744)	45,793	3,992	212,288	2.25
Great-West Small Cap Growth Fund Institutional Class	1,795	-	26,025	6,663	(97)	419	15	19,781	0.21
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	16,857	106,899	81,935	81,745	(9,137)	32,488	1,106	139,577	1.48
					(289,424)	804,548	77,534	3,720,911	39.48

Annual Report - December 31, 2019

Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	648,911	$424,019	$ 401,918	$ 185,455	$ -	$ -	$ 8,429	$ 648,911	6.89%
					0	0	8,429	648,911	6.89
				Total	$(300,576)	$1,007,560	$222,386	$8,956,399	95.05%
(a) Includes assets received as part of the Fund's reorganization.
(b) Includes assets sold as part of the Fund's reorganization.
Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,825,540	$17,324,462	$ 5,174,917	$ 5,321,690	$ (62,030)	$ 1,022,942	$ 520,721	$ 18,200,631	13.63%
Great-West Core Bond Fund Institutional Class	889,768	8,490,492	2,376,561	2,438,182	35,143	504,398	264,676	8,933,269	6.69
Great-West Global Bond Fund Institutional Class	867,743	7,301,990	2,058,723	1,627,657	(2,648)	33,243	293,410	7,766,299	5.81
Great-West High Yield Bond Fund Institutional Class	514,709	4,641,359	1,094,118	1,214,945	32,324	400,091	231,592	4,920,623	3.68
Great-West Inflation-Protected Securities Fund Institutional Class	539,884	4,601,981	1,777,752	1,281,219	(22,542)	224,741	111,079	5,323,255	3.99
Great-West Multi-Sector Bond Fund Institutional Class	742,075	6,806,430	1,650,912	1,806,017	54,958	539,383	204,137	7,190,708	5.38
Great-West Short Duration Bond Fund Institutional Class	268,474	2,376,517	853,224	629,380	(1,657)	68,268	75,573	2,668,629	2.00
					33,548	2,793,066	1,701,188	55,003,414	41.18
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	47,751	595,608	111,848	194,128	54,529	73,535	2,471	586,863	0.44
Great-West Emerging Markets Equity Fund Institutional Class	330,090	3,229,036	685,746	1,652,337	(215,986)	823,891	45,448	3,086,336	2.31
Great-West International Growth Fund Institutional Class	427,255	4,042,781	471,353	1,895,331	(188,469)	1,388,851	29,452	4,007,654	3.00
Great-West International Index Fund Institutional Class	878,433	8,972,907	1,539,900	2,738,340	362,086	1,150,412	279,061	8,924,879	6.68
Great-West International Value Fund Institutional Class	592,554	4,956,420	876,829	2,156,776	(396,164)	1,223,951	124,892	4,900,424	3.67
Great-West Large Cap Growth Fund Institutional Class	540,958	5,931,013	1,410,910	2,561,310	368,187	693,882	19,056	5,474,495	4.10
Great-West Large Cap Value Fund Institutional Class	928,755	3,445,961	4,356,494 (a)	1,684,186	(168,008)	717,368	166,902	6,835,637	5.12
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	263,750	2,154,596	364,046	1,106,069	(201,059)	655,229	13,918	2,067,802	1.55
Great-West Mid Cap Value Fund Institutional Class	253,405	2,363,730	386,415	811,759	20,817	410,677	32,726	2,349,063	1.76

Annual Report - December 31, 2019

Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
Great-West Putnam Equity Income Fund Institutional Class	-	$ 3,453,399	$ 364,053	4,323,606 (b)	$ 40,312	$ 506,154	$ 30,146	$ -	-%
Great-West Real Estate Index Fund Institutional Class	220,689	1,974,519	578,793	$ 795,081	17,427	285,352	36,070	2,043,583	1.53
Great-West S&P 500® Index Fund Institutional Class	1,266,854	12,843,394	2,763,011	5,040,785	198,060	1,748,195	384,571	12,313,815	9.22
Great-West S&P Mid Cap 400® Index Fund Institutional Class	591,158	5,488,616	1,157,131	2,234,987	24,677	862,372	98,859	5,273,132	3.95
Great-West S&P Small Cap 600® Index Fund Institutional Class	483,054	3,999,910	1,126,625	2,007,905	(309,902)	711,986	72,908	3,830,616	2.87
Great-West Small Cap Growth Fund Institutional Class	31,467	-	433,084	92,147	(1,181)	5,833	266	346,770	0.26
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	283,848	2,543,148	417,596	1,150,935	(23,229)	540,447	18,727	2,350,256	1.76
					(417,903)	11,798,135	1,355,473	64,391,325	48.22
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	6,229,050	5,542,504	1,960,044	1,361,274	-	-	87,776	6,229,050	4.67
					0	0	87,776	6,229,050	4.67
				Total	$(384,355)	$14,591,201	$3,144,437	$125,623,789	94.07%
(a) Includes assets received as part of the Fund's reorganization.
(b) Includes assets sold as part of the Fund's reorganization.
Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	74,814	$399,619	$ 445,854	$ 125,168	$ 787	$ 25,587	$ 18,289	$ 745,892	11.15%
Great-West Core Bond Fund Institutional Class	36,423	195,925	214,747	59,560	422	14,574	9,118	365,686	5.47
Great-West Global Bond Fund Institutional Class	34,575	163,987	191,774	44,598	(367)	(1,720)	10,413	309,443	4.63
Great-West High Yield Bond Fund Institutional Class	20,675	105,407	111,213	32,060	(1,730)	13,097	8,152	197,657	2.95
Great-West Inflation-Protected Securities Fund Institutional Class	12,912	59,608	83,197	18,820	(378)	3,332	2,344	127,317	1.90
Great-West Multi-Sector Bond Fund Institutional Class	30,277	156,654	165,806	47,684	(1,655)	18,611	6,608	293,387	4.39
Great-West Short Duration Bond Fund Institutional Class	7,915	39,319	49,321	11,125	40	1,159	1,904	78,674	1.18
					(2,881)	74,640	56,828	2,118,056	31.67
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	2,819	20,189	17,934	8,736	135	5,252	134	34,639	0.52

Annual Report - December 31, 2019

Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
Great-West Emerging Markets Equity Fund Institutional Class	21,817	$120,937	$ 117,647	$ 74,574	$ (8,716)	$ 39,978	$ 2,994	$ 203,988	3.05%
Great-West International Growth Fund Institutional Class	26,934	144,592	111,686	75,033	(14,054)	71,397	1,851	252,642	3.78
Great-West International Index Fund Institutional Class	55,142	320,845	284,619	124,573	(10,909)	79,352	17,482	560,243	8.38
Great-West International Value Fund Institutional Class	37,187	177,067	157,291	94,662	(30,122)	67,837	7,825	307,533	4.60
Great-West Large Cap Growth Fund Institutional Class	32,112	202,583	196,952	116,436	(8,133)	41,875	956	324,974	4.86
Great-West Large Cap Value Fund Institutional Class	55,116	116,691	333,108 (a)	80,642	(15,426)	36,499	8,991	405,656	6.06
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	16,562	77,336	66,391	39,580	(6,334)	25,701	769	129,848	1.94
Great-West Mid Cap Value Fund Institutional Class	15,033	80,183	70,137	35,190	(5,973)	24,225	1,737	139,355	2.08
Great-West Putnam Equity Income Fund Institutional Class	-	116,974	83,228	226,370 (b)	(4,728)	26,168	1,398	-	-
Great-West Real Estate Index Fund Institutional Class	11,320	58,529	65,830	27,086	1,244	7,549	1,528	104,822	1.57
Great-West S&P 500® Index Fund Institutional Class	75,459	437,822	415,322	214,631	(27,795)	94,950	20,415	733,463	10.97
Great-West S&P Mid Cap 400® Index Fund Institutional Class	35,006	186,357	179,621	99,986	(14,107)	46,264	5,212	312,256	4.67
Great-West S&P Small Cap 600® Index Fund Institutional Class	30,561	144,352	157,812	91,733	(18,109)	31,918	4,117	242,349	3.62
Great-West Small Cap Growth Fund Institutional Class	1,993	-	29,158	7,696	(160)	500	17	21,962	0.33
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	16,727	86,219	74,302	45,967	(5,552)	23,941	1,060	138,495	2.07
					(168,739)	623,406	76,486	3,912,225	58.50
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	183,919	91,622	115,600	25,369	-	-	2,066	183,919	2.75
					0	0	2,066	183,919	2.75
				Total	$(171,620)	$698,046	$135,380	$6,214,200	92.92%
(a) Includes assets received as part of the Fund's reorganization.
(b) Includes assets sold as part of the Fund's reorganization.
Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	736,990	$ 6,625,633	$ 2,525,933	$ 2,197,102	$ (20,410)	$ 393,327	$ 205,976	$ 7,347,791	8.56%

Annual Report - December 31, 2019

Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
Great-West Core Bond Fund Institutional Class	359,123	$ 3,254,048	$ 1,174,295	$ 1,027,038	$ 5,696	$ 204,290	$ 104,224	$ 3,605,595	4.20%
Great-West Global Bond Fund Institutional Class	332,852	2,664,377	953,288	660,277	(12,104)	21,635	110,493	2,979,023	3.47
Great-West High Yield Bond Fund Institutional Class	200,521	1,720,457	496,912	458,809	2,470	158,421	88,847	1,916,981	2.23
Great-West Inflation-Protected Securities Fund Institutional Class	52,146	341,491	268,257	112,272	(1,968)	16,688	9,671	514,164	0.60
Great-West Multi-Sector Bond Fund Institutional Class	298,071	2,588,980	814,960	718,042	26,191	202,413	79,796	2,888,311	3.36
Great-West Short Duration Bond Fund Institutional Class	53,452	430,472	213,054	124,115	100	11,897	14,464	531,308	0.62
					(25)	1,008,671	613,471	19,783,173	23.04
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	41,108	477,936	107,232	144,180	41,331	64,224	1,999	505,212	0.59
Great-West Emerging Markets Equity Fund Institutional Class	349,160	3,230,245	682,806	1,456,160	(187,494)	807,752	47,925	3,264,643	3.80
Great-West International Growth Fund Institutional Class	410,978	3,663,772	435,902	1,456,739	(100,147)	1,212,039	28,255	3,854,974	4.49
Great-West International Index Fund Institutional Class	843,444	8,126,484	1,302,345	2,049,223	198,529	1,189,788	267,311	8,569,394	9.98
Great-West International Value Fund Institutional Class	569,019	4,490,205	745,886	1,570,269	(280,064)	1,039,963	119,655	4,705,785	5.48
Great-West Large Cap Growth Fund Institutional Class	455,934	4,839,180	1,190,908	1,975,512	300,000	559,473	15,775	4,614,049	5.37
Great-West Large Cap Value Fund Institutional Class	798,752	2,797,495	3,782,884 (a)	1,300,348	(142,375)	598,783	140,926	5,878,814	6.85
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	254,428	1,964,280	351,757	910,783	(170,375)	589,461	13,195	1,994,715	2.32
Great-West Mid Cap Value Fund Institutional Class	217,227	1,921,522	323,495	574,668	11,298	343,348	27,655	2,013,697	2.35
Great-West Putnam Equity Income Fund Institutional Class	-	2,806,497	273,768	3,533,339 (b)	(13,914)	453,074	25,159	-	-
Great-West Real Estate Index Fund Institutional Class	149,813	1,301,945	447,059	545,340	15,784	183,607	24,411	1,387,271	1.62
Great-West S&P 500® Index Fund Institutional Class	1,076,169	10,423,440	2,308,222	3,720,625	121,645	1,449,325	322,921	10,460,362	12.18
Great-West S&P Mid Cap 400® Index Fund Institutional Class	503,629	4,450,031	1,009,600	1,677,243	11,220	709,986	83,136	4,492,374	5.23
Great-West S&P Small Cap 600® Index Fund Institutional Class	465,927	3,664,236	1,051,415	1,625,472	(241,740)	604,620	69,269	3,694,799	4.30
Great-West Small Cap Growth Fund Institutional Class	31,047	-	400,542	63,926	(681)	5,517	262	342,133	0.40
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	238,203	2,073,133	364,607	900,994	(14,343)	435,579	15,645	1,972,325	2.30
					(451,326)	10,246,539	1,203,499	57,750,547	67.26

Annual Report - December 31, 2019

Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,233,489	$ 1,014,386	$ 470,400	$ 267,876	$ -	$ -	$ 16,579	$ 1,233,489	1.44%
					0	0	16,579	1,233,489	1.44
				Total	$(451,351)	$11,255,210	$1,833,549	$78,767,209	91.74%
(a) Includes assets received as part of the Fund's reorganization.
(b) Includes assets sold as part of the Fund's reorganization.
Great-West Lifetime Conservative 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	36,308	$194,520	$ 234,308	$ 79,002	$ 1,746	$ 12,170	$ 9,031	$ 361,996	6.85%
Great-West Core Bond Fund Institutional Class	17,714	95,646	113,019	37,972	616	7,151	4,544	177,844	3.36
Great-West Global Bond Fund Institutional Class	16,288	79,509	95,945	28,759	(37)	(920)	5,118	145,775	2.76
Great-West High Yield Bond Fund Institutional Class	9,768	50,173	55,709	18,561	(717)	6,059	3,993	93,380	1.77
Great-West Multi-Sector Bond Fund Institutional Class	14,654	76,280	86,247	29,572	(754)	9,042	3,434	141,997	2.69
Great-West Short Duration Bond Fund Institutional Class	1,752	9,388	11,221	3,462	37	273	442	17,420	0.33
					891	33,775	26,562	938,412	17.76
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	2,662	17,631	18,295	7,825	152	4,620	120	32,721	0.62
Great-West Emerging Markets Equity Fund Institutional Class	24,920	132,081	137,482	80,164	(9,789)	43,603	3,409	233,002	4.41
Great-West International Growth Fund Institutional Class	28,037	142,644	125,081	76,703	(13,931)	71,967	1,916	262,989	4.98
Great-West International Index Fund Institutional Class	57,477	317,227	315,840	126,592	(9,965)	77,493	18,109	583,968	11.05
Great-West International Value Fund Institutional Class	38,807	174,622	176,519	98,321	(30,966)	68,114	8,108	320,934	6.08
Great-West Large Cap Growth Fund Institutional Class	29,099	176,142	186,295	104,448	(6,050)	36,498	893	294,487	5.57
Great-West Large Cap Value Fund Institutional Class	51,496	103,133	323,624 (a)	79,451	(14,279)	31,707	8,423	379,013	7.17
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	17,299	76,694	72,006	38,188	(5,831)	25,108	815	135,620	2.57
Great-West Mid Cap Value Fund Institutional Class	14,007	70,818	71,227	33,396	(5,119)	21,199	1,636	129,848	2.46
Great-West Putnam Equity Income Fund Institutional Class	-	103,148	83,017	209,848 (b)	(3,508)	23,683	1,349	-	-
Great-West Real Estate Index Fund Institutional Class	9,421	48,454	60,516	27,825	1,372	6,097	1,350	87,242	1.65

Annual Report - December 31, 2019

Great-West Lifetime Conservative 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
Great-West S&P 500® Index Fund Institutional Class	69,323	$381,843	$ 395,943	$ 183,316	$ (20,822)	$ 79,351	$ 19,123	$ 673,821	12.75%
Great-West S&P Mid Cap 400® Index Fund Institutional Class	32,387	164,000	169,047	82,999	(10,880)	38,840	4,906	288,888	5.47
Great-West S&P Small Cap 600® Index Fund Institutional Class	31,765	141,964	161,171	78,882	(14,957)	27,640	4,348	251,893	4.77
Great-West Small Cap Growth Fund Institutional Class	2,105	-	30,772	7,935	(265)	361	18	23,198	0.44
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	15,243	75,545	72,999	43,878	(4,855)	21,542	970	126,208	2.39
					(149,693)	577,823	75,493	3,823,832	72.38
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	40,640	22,004	25,858	7,716	-	-	494	40,640	0.77
					0	0	494	40,640	0.77
				Total	$(148,802)	$611,598	$102,549	$4,802,884	90.91%
(a) Includes assets received as part of the Fund's reorganization.
(b) Includes assets sold as part of the Fund's reorganization.
Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	267,676	$2,176,571	$ 1,113,911	$ 741,030	$ 12,671	$ 119,277	$ 73,941	$ 2,668,729	5.88%
Great-West Core Bond Fund Institutional Class	130,660	1,067,047	527,433	351,194	5,296	68,536	37,399	1,311,822	2.89
Great-West Global Bond Fund Institutional Class	127,697	938,191	449,762	249,943	(3,067)	4,875	42,568	1,142,885	2.52
Great-West High Yield Bond Fund Institutional Class	71,889	559,976	230,188	161,529	(4,021)	58,620	31,632	687,255	1.51
Great-West Multi-Sector Bond Fund Institutional Class	107,915	852,640	368,964	257,783	(2,200)	81,880	28,593	1,045,701	2.31
Great-West Short Duration Bond Fund Institutional Class	13,208	105,075	55,045	31,751	248	2,924	3,676	131,293	0.29
					8,927	336,112	217,809	6,987,685	15.40
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	22,454	227,057	75,723	62,243	17,404	35,418	1,064	275,955	0.61
Great-West Emerging Markets Equity Fund Institutional Class	236,125	1,860,644	697,491	844,924	(107,535)	494,556	32,443	2,207,767	4.87
Great-West International Growth Fund Institutional Class	253,301	1,929,825	491,419	747,578	(67,651)	702,294	17,418	2,375,960	5.24
Great-West International Index Fund Institutional Class	519,402	4,267,370	1,410,190	1,014,456	162,974	614,019	164,706	5,277,123	11.63
Great-West International Value Fund Institutional Class	350,581	2,363,007	764,641	807,345	(153,347)	579,005	73,756	2,899,308	6.39

Annual Report - December 31, 2019

Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
Great-West Large Cap Growth Fund Institutional Class	247,144	$2,288,719	$ 789,113	$ 878,796	$ 107,395	$ 302,061	$ 8,175	$ 2,501,097	5.51%
Great-West Large Cap Value Fund Institutional Class	440,728	1,324,618	2,269,313 (a)	631,555	(92,849)	281,383	75,571	3,243,759	7.15
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	156,403	1,036,927	295,647	413,235	(76,259)	306,860	7,825	1,226,199	2.70
Great-West Mid Cap Value Fund Institutional Class	120,165	907,499	286,721	260,934	(4,654)	180,642	14,788	1,113,928	2.46
Great-West Putnam Equity Income Fund Institutional Class	-	1,326,271	284,737	1,842,081 (b)	17,585	231,073	12,910	-	-
Great-West Real Estate Index Fund Institutional Class	83,306	634,751	323,566	271,459	14,311	84,557	13,014	771,415	1.70
Great-West S&P 500® Index Fund Institutional Class	591,653	4,951,637	1,604,214	1,492,915	64,835	687,935	172,257	5,750,871	12.68
Great-West S&P Mid Cap 400® Index Fund Institutional Class	275,926	2,107,639	705,792	710,974	(12,637)	358,807	44,193	2,461,264	5.42
Great-West S&P Small Cap 600® Index Fund Institutional Class	286,220	1,941,350	863,725	863,179	(138,649)	327,826	41,310	2,269,722	5.00
Great-West Small Cap Growth Fund Institutional Class	18,857	-	272,905	68,860	(406)	3,759	159	207,804	0.46
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	129,171	978,804	262,975	396,398	(20,230)	224,156	8,413	1,069,537	2.36
					(289,713)	5,414,351	688,002	33,651,709	74.18
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	303,174	243,673	125,375	70,103	-	-	4,229	303,174	0.67
					0	0	4,229	303,174	0.67
				Total	$(280,786)	$5,750,463	$910,040	$40,942,568	90.25%
(a) Includes assets received as part of the Fund's reorganization.
(b) Includes assets sold as part of the Fund's reorganization.
Great-West Lifetime Conservative 2060 Fund(a)
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,673	$-	$ 27,167	$ 448	$ 20	$ (73)	$ 376	$ 26,646	5.49%
Great-West Core Bond Fund Institutional Class	1,303	-	13,288	209	7	4	177	13,083	2.70
Great-West Global Bond Fund Institutional Class	1,348	-	12,636	255	(2)	(321)	265	12,060	2.49
Great-West High Yield Bond Fund Institutional Class	718	-	6,900	120	-	87	158	6,867	1.41
Great-West Multi-Sector Bond Fund Institutional Class	1,077	-	10,427	175	2	186	44	10,438	2.15

Annual Report - December 31, 2019

Great-West Lifetime Conservative 2060 Fund(a)
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
Great-West Short Duration Bond Fund Institutional Class	131	$-	$ 1,331	$ 22	$ -	$ (3)	$ 18	$ 1,306	0.27%
					27	(120)	1,038	70,400	14.51
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	236	-	2,853	117	(4)	170	9	2,906	0.60
Great-West Emerging Markets Equity Fund Institutional Class	2,709	-	24,219	1,513	(1)	2,627	364	25,333	5.22
Great-West International Growth Fund Institutional Class	2,794	-	24,012	369	25	2,567	188	26,210	5.40
Great-West International Index Fund Institutional Class	5,730	-	56,580	1,323	-	2,955	1,770	58,212	12.00
Great-West International Value Fund Institutional Class	3,865	-	30,936	807	(7)	1,833	793	31,962	6.59
Great-West Large Cap Growth Fund Institutional Class	2,547	-	29,738	2,522	74	(1,436)	36	25,780	5.31
Great-West Large Cap Value Fund Institutional Class	4,612	-	34,309 (b)	851	(13)	483	515	33,941	7.00
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,717	-	13,504	654	-	608	42	13,458	2.77
Great-West Mid Cap Value Fund Institutional Class	1,256	-	11,306	376	(3)	711	86	11,641	2.40
Great-West Putnam Equity Income Fund Institutional Class	-	-	14,713	14,713 (c)	8	-	9	-	-
Great-West Real Estate Index Fund Institutional Class	906	-	8,771	211	8	(174)	30	8,386	1.73
Great-West S&P 500® Index Fund Institutional Class	6,142	-	63,457	2,685	65	(1,066)	1,010	59,706	12.31
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,865	-	26,713	1,345	(2)	192	247	25,560	5.27
Great-West S&P Small Cap 600® Index Fund Institutional Class	3,148	-	26,773	1,549	(15)	(264)	254	24,960	5.14
Great-West Small Cap Growth Fund Institutional Class	207	-	2,381	205	-	104	2	2,280	0.47
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,336	-	12,418	1,158	35	(196)	73	11,064	2.28
					170	9,114	5,428	361,399	74.49
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	2,999	-	3,036	54	-	-	17	2,999	0.62
					0	0	17	2,999	0.62
				Total	$197	$ 8,994	$6,483	$434,798	89.62%
(a) Fund commenced operations on May 2, 2019.
(b) Includes assets received as part of the Fund's reorganization.
(c) Includes assets sold as part of the Fund's reorganization.

Annual Report - December 31, 2019

3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West Lifetime Conservative 2015 Fund	$10,851,126	$23,061,854
Great-West Lifetime Conservative 2020 Fund	3,752,019	3,521,239
Great-West Lifetime Conservative 2025 Fund	31,359,955	54,414,772
Great-West Lifetime Conservative 2030 Fund	5,898,224	3,887,191
Great-West Lifetime Conservative 2035 Fund	36,137,361	49,780,517
Great-West Lifetime Conservative 2040 Fund	4,038,829	1,722,655
Great-West Lifetime Conservative 2045 Fund	23,630,898	31,870,558
Great-West Lifetime Conservative 2050 Fund	3,345,905	1,515,810
Great-West Lifetime Conservative 2055 Fund	15,903,344	14,671,092
Great-West Lifetime Conservative 2060 Fund	509,299	34,767
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to December 31, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Great-West Lifetime Conservative 2015 Fund, Great-West Lifetime Conservative 2020 Fund, Great-West Lifetime Conservative 2025 Fund, Great-West Lifetime Conservative 2030 Fund, Great-West Lifetime Conservative 2035 Fund, Great-West Lifetime Conservative 2040 Fund, Great-West Lifetime Conservative 2045 Fund, Great-West Lifetime Conservative 2050 Fund, Great-West Lifetime Conservative 2055 Fund, and Great-West Lifetime Conservative 2060 Fund, ten of the funds of Great-West Funds, Inc. (collectively, the “Funds”), as of December 31, 2019, the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds, as of December 31, 2019, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Great-West Lifetime Conservative 2015 Fund, Great-West Lifetime Conservative 2025 Fund, Great-West Lifetime Conservative 2035 Fund, Great-West Lifetime Conservative 2045 Fund, and Great-West Lifetime Conservative 2055 Fund	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019	For each of the five years in the period ended December 31, 2019
Great-West Lifetime Conservative 2020 Fund, Great-West Lifetime Conservative 2030 Fund, Great-West Lifetime Conservative 2040 Fund, and Great-West Lifetime Conservative 2050 Fund	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019	For each of the three years in the period ended December 31, 2019 and for the period from April 28, 2016 (commencement of operations) to December 31, 2016)
Great-West Lifetime Conservative 2060 Fund	For the period from May 2, 2019 (commencement of operations) to December 31, 2019	For the period from May 2, 2019 (commencement of operations) to December 31, 2019	For the period from May 2, 2019 (commencement of operations) to December 31, 2019

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 21, 2020
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Great-West Lifetime Conservative 2015 Fund	$10,152	$117,090
Great-West Lifetime Conservative 2020 Fund	1,300	14,956
Great-West Lifetime Conservative 2025 Fund	37,790	433,384
Great-West Lifetime Conservative 2030 Fund	3,288	37,588
Great-West Lifetime Conservative 2035 Fund	60,127	685,224
Great-West Lifetime Conservative 2040 Fund	3,835	43,567
Great-West Lifetime Conservative 2045 Fund	59,510	674,033
Great-West Lifetime Conservative 2050 Fund	4,107	46,397
Great-West Lifetime Conservative 2055 Fund	37,729	424,833
Great-West Lifetime Conservative 2060 Fund	422	4,738
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2019, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West Lifetime Conservative 2015 Fund	17%
Great-West Lifetime Conservative 2020 Fund	19%
Great-West Lifetime Conservative 2025 Fund	21%
Great-West Lifetime Conservative 2030 Fund	25%
Great-West Lifetime Conservative 2035 Fund	30%
Great-West Lifetime Conservative 2040 Fund	35%
Great-West Lifetime Conservative 2045 Fund	41%
Great-West Lifetime Conservative 2050 Fund	42%
Great-West Lifetime Conservative 2055 Fund	43%
Great-West Lifetime Conservative 2060 Fund	26%

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 76	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC	66	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 76	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	66	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 65	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Enterprise Holdings, LLC	66	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 60	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Regional Center Task Force; Grand Junction Housing Authority and Counseling and Education Center	66	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 56	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	66	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, Great-West Capital Management, LLC (“GWCM”) and Advised Assets Group, LLC (“AAG”); formerly, Vice President, Great-West Funds Investment Products	66	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Vice President, Great-West Funds Investment Products	66	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 63	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 45	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 52	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 33	Senior Counsel & Assistant Secretary	Since 2019	Senior Counsel, Corporate & Investments, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 52	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 44	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2020. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, the Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a Sub-Adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or Officer and any person(s) pursuant to which s/he was elected as Director or Officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Previously, Great-West Funds filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-PORT and N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,059,880 for fiscal year 2018 and $1,122,930 for fiscal year 2019.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2018 and $60,000 for fiscal year 2019. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2018 and $0 for fiscal year 2019.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2018 equaled $1,167,000 and for fiscal year 2019 equaled $1,556,795.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 21, 2020